                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-3706
                                  ---------------------------------------------

           American Century California Tax-Free and Municipal Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 Main Street, Kansas City, Missouri                        64141
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, Missouri 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:   August 31, 2003
                        --------------------------------------------------------
Date of reporting period:  August 31, 2003
                         -------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

[front cover]

August 31, 2003

American Century
Annual Report

[photo]

California Tax-Free Money Market
California Limited-Term Tax-Free
California Intermediate-Term Tax-Free
California Long-Term Tax-Free

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

Table of Contents

Our Message to You........................................................  1

CALIFORNIA TAX-FREE MONEY MARKET

CALIFORNIA LIMITED-TERM TAX-FREE

CALIFORNIA INTERMEDIATE-TERM TAX-FREE

CALIFORNIA LONG-TERM TAX-FREE

FINANCIAL STATEMENTS

OTHER INFORMATION
Management................................................................ 45
Index Definitions......................................................... 48

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the annual report for the American Century
California Tax-Free Money Market Fund and the American Century California
Limited-, Intermediate-, and Long-Term Tax-Free Funds for the fiscal year ended
August 31, 2003.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Also, through our Web site, we provide quarterly commentaries on all American
Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the semiannual report dated
February 29, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      Founder and Chairman

      /s/James E. Stowers III

      James E. Stowers III
      Co-Chairman of the Board

                                                                          -----
                                                                          1

California Tax-Free Money Market - Performance

TOTAL RETURNS AS OF AUGUST 31, 2003
                                               -----------------------------
                                                  AVERAGE ANNUAL RETURNS
-----------------------------------------------------------------------------------------
                                                                      SINCE     INCEPTION
                                     1 YEAR    5 YEARS   10 YEARS   INCEPTION      DATE
-----------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET     0.73%     2.11%      2.53%       3.38%      11/9/83
-----------------------------------------------------------------------------------------
AVERAGE RETURN OF LIPPER'S
CALIFORNIA TAX-EXEMPT
MONEY MARKET FUNDS                   0.67%     1.94%      2.40%       3.49%(1)      --
-----------------------------------------------------------------------------------------
Fund's Lipper Ranking(2)           23 of 63   9 of 47    9 of 37        --          --
-----------------------------------------------------------------------------------------

(1)  Since 11/30/83, the date nearest the Investor Class's inception for which data are available.

(2)  Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/03               2/28/03
--------------------------------------------------------------------------------
A-1+                                         72%                   71%
--------------------------------------------------------------------------------
A-1                                          28%                   29%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/03               2/28/03
--------------------------------------------------------------------------------
1-30 days                                    89%                   83%
--------------------------------------------------------------------------------
31-90 days                                    --                    5%
--------------------------------------------------------------------------------
91-180 days                                   --                   12%
--------------------------------------------------------------------------------
More than 180 days                           11%                    --
--------------------------------------------------------------------------------

YIELDS AS OF AUGUST 31, 2003
--------------------------------------------------------------------------------
   7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                                        0.39%
--------------------------------------------------------------------------------
   7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                                        0.39%
--------------------------------------------------------------------------------
   7-DAY TAX-EQUIVALENT CURRENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                      0.57%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                      0.60%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                      0.64%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                      0.66%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income taxes.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share,  it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

-----

California Tax-Free Money Market - Portfolio Commentary

By Todd Pardula, portfolio manager

PERFORMANCE SUMMARY

For the fiscal year ended August 31, 2003, California Tax-Free Money Market outperformed the average return of its Lipper peer group. And it's worth noting that the fund achieved that performance without investing in generally higher-yielding securities that are subject to the federal alternative minimum tax. Longer-term results were also appealing. (See the previous page for details.)

ECONOMIC & MARKET REVIEW

U.S. economic growth (as measured by gross domestic product) decelerated early in the fiscal year but picked up steam toward the end of the period.

With that environment in mind, the Federal Reserve lowered the federal funds rate target from 1.75% to a 45-year low of 1.00%. Noting the rising "risk of inflation becoming undesirably low," the Fed stated in August that its accommodative interest rate policy "can be maintained for a considerable period."

As a result, municipal money market yields generally fell during the fiscal year, tracking the Fed's rate cuts. The fund's 7-day current yield fell from
0.84% on August 31, 2002, to 0.39% on August 31, 2003.

In addition to that backdrop, California faced a host of state-specific issues such as a budget stalemate, cries for a gubernatorial recall, and two credit-rating downgrades.

PORTFOLIO STRATEGY

The fund's average maturity was relatively short during the fiscal year, averaging about 35 days. This reflected the portfolio's emphasis on short-term variable-rate demand notes (VRDNs, also known as "floaters"), which typically comprised 70-80% of the portfolio. Floaters generally offered yields that were fairly competitive with the yields of one-year municipal securities.

We extended the fund's average maturity significantly at two points during the fiscal year. In October 2002, we bought some municipal mandatory put bonds with various 2003 maturities issued by the California Department of Water Resources.
In June, we purchased some one-year revenue anticipation warrants issued by the state, which extended the portfolio's average maturity from less than 25 days to approximately 60 days.

A NOTE ABOUT THE FUND'S YIELD

The sharp decline in interest rates over the past several years has brought money market yields down to very  low levels. Nonetheless, we expect California
Tax-Free Money Market to maintain a positive yield unless the Fed cuts interest rates significantly in the future. Should that happen, American Century will examine all possible ways to maintain yields that are competitive and positive, including the waiver of management fees.

                                                                          -----
                                                                          3

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL
SECURITIES -- 100.0%

CALIFORNIA -- 100.0%
--------------------------------------------------------------------------------
      $ 9,995,000  ABN AMRO Leasetops
                   Certificates Trust COP, Series
                   2002-1, VRDN, 1.02%, 9/3/03
                   (FSA) (Acquired 8/28/02, Cost
                   $9,995,000) (SBBPA: ABN
                   AMRO)(1)                                        $  9,995,000
--------------------------------------------------------------------------------
       11,867,653  ABN AMRO Leasetops
                   Certificates Trust Rev., Series
                   2003-1, VRDN, 1.02%, 9/3/03
                   (AMBAC) (Acquired 1/29/03,
                   Cost $11,867,653) (SBBPA:
                   ABN AMRO)(1)                                      11,867,653
--------------------------------------------------------------------------------
        2,260,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   1997 D, VRDN, 0.85%, 9/4/03
                   (LOC: Bank of Nova Scotia)                         2,260,000
--------------------------------------------------------------------------------
          840,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   2000 I, VRDN, 0.85%, 9/4/03
                   (AMBAC) (LOC: KBC Bank N.V.)                         840,000
--------------------------------------------------------------------------------
        1,625,000  Alvord Unified School District
                   Financing Corporation COP,
                   VRDN, 0.85%, 9/4/03 (LOC:
                   KBC Bank N.V.)                                     1,625,000
--------------------------------------------------------------------------------
        1,900,000  Anaheim Union High School
                   District COP, (School
                   Facilities), VRDN, 0.90%,
                   9/4/03 (FSA) (SBBPA:
                   Wachovia Bank, N.A.)                               1,900,000
--------------------------------------------------------------------------------
        5,400,000  Apple Valley COP, (Public
                   Facilities Financing), VRDN,
                   0.85%, 9/4/03 (LOC:
                   California State Teacher's
                   Retirement System)                                 5,400,000
--------------------------------------------------------------------------------
        1,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   (Point Loma Nazarene
                   University), VRDN, 0.90%,
                   9/4/03 (LOC: Allied Irish Bank
                   plc)                                               1,000,000
--------------------------------------------------------------------------------
        2,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   Series 2002 A, (Hamilin
                   School), VRDN, 0.85%, 9/4/03
                   (LOC: BNP Paribas)                                 2,000,000
--------------------------------------------------------------------------------
        8,000,000  Auburn Union School District
                   COP, VRDN, 0.85%, 9/4/03
                   (FSA) (SBBPA: Dexia Credit
                   Local)                                             8,000,000
--------------------------------------------------------------------------------
        4,465,000  Baldwin Park COP, (Street
                   Improvement Program), VRDN,
                   0.85%, 9/3/03 (LOC: Allied
                   Irish Bank plc)                                    4,465,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,400,000  Barstow Multifamily Housing
                   Rev., (Desert Vista
                   Apartments), VRDN, 0.84%,
                   9/3/03 (FHLB) (LOC:
                   Redlands Federal Bank)                          $  2,400,000
--------------------------------------------------------------------------------
        3,295,000  California Department of Water
                   Resources Rev., (PT-748),
                   VRDN, 0.95%, 9/4/03 (LOC:
                   Merrill Lynch Capital Services,
                   Inc.) (Acquired 2/27/03, Cost
                   $3,295,000)(1)                                     3,295,000
--------------------------------------------------------------------------------
        7,800,000  California Department of Water
                   Resources Rev., Series
                   2002 B2, VRDN, 0.85%,
                   9/2/03 (LOC: BNP Paribas)                          7,800,000
--------------------------------------------------------------------------------
       12,400,000  California Department of Water
                   Resources Rev., Series
                   2002 C4, VRDN, 0.85%,
                   9/4/03 (LOC: JP Morgan
                   Chase Bank, California State
                   Teacher's Retirement System)                      12,400,000
--------------------------------------------------------------------------------
        6,000,000  California Department of Water
                   Resources Rev., Series
                   2002 C5, VRDN, 0.85%,
                   9/4/03 (LOC: Dexia Credit
                   Local)                                             6,000,000
--------------------------------------------------------------------------------
       25,000,000  California Department of Water
                   Resources Rev., Series
                   2002 C7, VRDN, 0.80%,
                   9/4/03 (FSA) (SBBPA: Dexia
                   Credit Local)                                     25,000,000
--------------------------------------------------------------------------------
       10,000,000  California Department of Water
                   Resources Rev., Series
                   2002 C12, VRDN, 0.85%,
                   9/4/03 (LOC: Landesbank
                   Hessen-Thuringen Girozentrale)                    10,000,000
--------------------------------------------------------------------------------
       25,000,000  California Department of Water
                   Resources Rev., Series
                   2002 C14, VRDN, 0.85%,
                   9/4/03 (LOC: Westdeutsche
                   Landesbank)                                       25,000,000
--------------------------------------------------------------------------------
        6,000,000  California Department of Water
                   Resources Rev., Series
                   2002 C16, VRDN, 0.85%,
                   9/4/03 (LOC: Bank of New
                   York)                                              6,000,000
--------------------------------------------------------------------------------
        6,000,000  California Department of Water
                   Resources Rev., Series
                   2002 C17, VRDN, 0.85%,
                   9/4/03 (LOC: Bank of New
                   York)                                              6,000,000
--------------------------------------------------------------------------------
        6,000,000  California Department of Water
                   Resources Rev., Series
                   2002 C18, VRDN, 0.85%,
                   9/4/03 (LOC: Bank of New
                   York)                                              6,000,000
--------------------------------------------------------------------------------
        1,300,000  California Economic
                   Development Financing Auth.
                   Rev., (Volk Enterprises Inc.),
                   VRDN, 0.90%, 9/4/03 (LOC:
                   Harris Trust & Savings Bank)
                   (Acquired 2/6/02, Cost
                   $1,300,000)(1)                                     1,300,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 4,900,000  California Educational Facilities
                   Auth. Rev., (Chapman
                   University), VRDN, 0.95%,
                   9/3/03 (LOC: Allied Irish Bank
                   plc)                                            $  4,900,000
--------------------------------------------------------------------------------
        3,860,000  California Educational Facilities
                   Auth. Rev., Series 2002 A, (Art
                   Center Design College), VRDN,
                   0.90%, 9/4/03 (LOC: Allied
                   Irish Bank plc)                                    3,860,000
--------------------------------------------------------------------------------
        7,605,000  California Educational Facilities
                   Auth. Rev., Series 2002 B, (Art
                   Center Design College), VRDN,
                   0.90%, 9/4/03 (LOC: Allied
                   Irish Bank plc)                                    7,605,000
--------------------------------------------------------------------------------
        2,500,000  California GO, Series 2003 B3,
                   VRDN, 0.80%, 9/4/03 (LOC:
                   Bank of New York, BNP
                   Paribas)                                           2,500,000
--------------------------------------------------------------------------------
       15,000,000  California GO, Series 2003 B4,
                   VRDN, 0.80%, 9/4/03 (LOC:
                   Bank of New York, BNP
                   Paribas)                                          15,000,000
--------------------------------------------------------------------------------
        5,000,000  California GO, Series 2003 C3,
                   VRDN, 0.80%, 9/4/03 (LOC:
                   Bank of Nova Scotia,
                   Landesbank Hessen-Thuringen
                   Girozentrale)                                      5,000,000
--------------------------------------------------------------------------------
       10,000,000  California GO, Series 2003 C4,
                   VRDN, 0.85%, 9/4/03 (LOC:
                   Bank of Nova Scotia,
                   Landesbank Hessen-Thuringen
                   Girozentrale)                                     10,000,000
--------------------------------------------------------------------------------
        5,900,000  California Health Facilities
                   Financing Auth. Rev.,
                   (Southern California
                   Presbyterian), VRDN, 0.84%,
                   9/3/03 (MBIA) (SBBPA: Bank
                   of America, N.A.)                                  5,900,000
--------------------------------------------------------------------------------
       16,900,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1991 A, (Adventist Health
                   System), VRDN, 0.90%,
                   9/4/03 (LOC: U.S. Bank, N.A.)                     16,900,000
--------------------------------------------------------------------------------
       13,685,000  California Housing Finance
                   Agency Rev., Series 2001 F,
                   (Multifamily Housing III),
                   VRDN, 0.85%, 9/3/03 (SBBPA:
                   FNMA)                                             13,685,000
--------------------------------------------------------------------------------
       10,300,000  California Housing Finance
                   Agency Rev., Series 2002 B,
                   (Multifamily Housing III),
                   VRDN, 0.85%, 9/4/03 (SBBPA:
                   FNMA)                                             10,300,000
--------------------------------------------------------------------------------
        4,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2003 A, (SRI
                   International), VRDN, 0.85%,
                   9/4/03 (LOC: Wells Fargo
                   Bank, N.A.)                                        4,000,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 6,000,000  California Pollution Control
                   Financing Auth. Rev., (Sierra
                   Pacific Industries), VRDN,
                   0.85%, 9/3/03 (LOC: Bank of
                   America N.A.)                                   $  6,000,000
--------------------------------------------------------------------------------
       26,500,000  California Rev. Anticipation
                   Warrants, Series 2003 A,
                   2.00%, 6/16/04                                    26,686,623
--------------------------------------------------------------------------------
        8,000,000  California School Cash
                   Reserve Program Auth. Rev.,
                   Series 2003 A, 2.00%, 7/6/04
                   (AMBAC)                                            8,073,762
--------------------------------------------------------------------------------
       13,800,000  California Statewide
                   Communities Development
                   Auth. Rev., (The Painted  Turtle),
                   VRDN, 0.85%, 9/4/03
                   (LOC: Allied Irish Bank plc)                      13,800,000
--------------------------------------------------------------------------------
       15,000,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2002 A,
                   (Biola University), VRDN,
                   0.90%, 9/4/03 (LOC: Allied
                   Irish Bank plc)                                   15,000,000
--------------------------------------------------------------------------------
       11,400,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2003 A,
                   (Kaiser Permanente), VRDN,
                   0.91%, 9/3/03                                     11,400,000
--------------------------------------------------------------------------------
        7,320,000  California Statewide
                   Communities Development
                   Auth. Rev., (PT-1786), VRDN,
                   0.95%, 9/4/03 (SBBPA:
                   Merrill Lynch Capital Services,
                   Inc.)                                              7,320,000
--------------------------------------------------------------------------------
        5,605,000  California Statewide
                   Communities Development
                   Auth. Special Tax COP,
                   (PT-1269), VRDN, 0.95%,
                   9/4/03 (LOC: Merrill Lynch &
                   Co., Inc.) (Acquired 8/6/01-
                   3/13/03, Cost $5,605,000)(1)                       5,605,000
--------------------------------------------------------------------------------
        5,000,000  California GO, (PA-1164),
                   VRDN, 1.08%, 9/4/03 (LOC:
                   Merrill Lynch Capital Services,
                   Inc.) (Acquired 7/10/03, Cost
                   $5,000,000)(1)                                     5,000,000
--------------------------------------------------------------------------------
        2,500,000  Carlsbad Unified School
                   District GO, (School Facilities),
                   VRDN, 0.90%, 9/4/03 (FSA)
                   (SBBPA: Wachovia Bank, N.A.)                       2,500,000
--------------------------------------------------------------------------------
        2,100,000  Davis Special Tax Rev.,
                   (Community Facilities District
                   No. 1999-2), VRDN, 0.90%,
                   9/4/03 (LOC: Wells Fargo
                   Bank, N.A.)                                        2,100,000
--------------------------------------------------------------------------------
        4,000,000  Diamond Bar Public Financing
                   Auth. Lease Rev., Series
                   2002 A, (Community/Senior  Center),
                   VRDN, 0.90%, 9/3/03
                   (LOC: California State
                   Teacher's Retirement System)                       4,000,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          5

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,630,000  East Side Union High School
                   District-Santa Clara County GO,
                   Series 2003-15, (Stars
                   Certificates), VRDN, 0.96%,
                   9/4/03 (MBIA) (SBBPA: BNP
                   Paribas) (Acquired 8/15/03,
                   Cost $2,630,000)(1)                             $  2,630,000
--------------------------------------------------------------------------------
        3,310,000  El Monte COP, Series 2003 A,
                   (Community Improvement),
                   VRDN, 0.85%, 9/4/03 (LOC:
                   California State Teacher's
                   Retirement System)                                 3,310,000
--------------------------------------------------------------------------------
        6,480,000  Fresno Unified School District
                   GO, VRDN, 0.86%, 9/4/03
                   (MBIA) (SBBPA: Westdeutsche
                   Landesbank)                                        6,480,000
--------------------------------------------------------------------------------
        3,600,000  Grant Joint Union High School
                   District GO, VRDN, 0.90%,
                   9/4/03 (FSA) (SBBPA:
                   Wachovia Bank, N.A.)                               3,600,000
--------------------------------------------------------------------------------
        3,800,000  Hemet Multifamily Housing
                   Auth. Rev., (West Acacia),
                   VRDN, 0.85%, 9/4/03 (LOC:
                   FHLB)                                              3,800,000
--------------------------------------------------------------------------------
       23,000,000  Inland Valley Development
                   Agency Tax Allocation Rev.,
                   VRDN, 0.95%, 9/3/03 (LOC:
                   California State Teacher's
                   Retirement System)                                23,000,000
--------------------------------------------------------------------------------
        3,560,000  Kern County Superintendent
                   of Schools COP, Series 1996 A,
                   VRDN, 0.85%, 9/4/03 (SBBPA:
                   Anchor National Life Insurance
                   Co.)                                               3,560,000
--------------------------------------------------------------------------------
       28,081,425  Koch Certificates Trust Rev.,
                   Series 1999-2, VRDN, 0.88%,
                   9/4/03 (AMBAC) (MBIA)
                   (SBBPA: State Street Bank &
                   Trust Co.) (Acquired 2/11/00-
                   4/17/00, Cost $28,081,425)(1)                     28,081,425
--------------------------------------------------------------------------------
        1,500,000  Los Angeles Community
                   Redevelopment Agency Rev.,
                   (Grand Promenade), VRDN,
                   0.80%, 9/4/03 (FHLMC)                              1,500,000
--------------------------------------------------------------------------------
        3,100,000  Los Angeles Community
                   Redevelopment Agency Rev.,
                   (Skyline at Southpark), VRDN,
                   0.85%, 9/3/03 (LOC:
                   Westdeutsche Landesbank)                           3,100,000
--------------------------------------------------------------------------------
        4,990,000  Los Angeles GO, (PT-1476),
                   VRDN, 0.86%, 9/4/03 (MBIA)
                   (SBBPA: Merrill Lynch & Co.,
                   Inc.)                                              4,990,000
--------------------------------------------------------------------------------
        5,000,000  Manhattan Beach Unified
                   School District COP, (Capital
                   Improvement), VRDN, 0.90%,
                   9/4/03 (FSA) (SBBPA:
                   Wachovia Bank, N.A.)                               5,000,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 4,600,000  National City Community
                   Development Commission Tax
                   Allocation Rev., Series 2001 B,
                   VRDN, 0.85%, 9/4/03
                   (AMBAC) (LOC: Bank of Nova
                   Scotia)                                         $  4,600,000
--------------------------------------------------------------------------------
        5,450,000  Orange County Mulitfamily
                   Housing Auth. Rev., (Heritage
                   Point Apartments), VRDN,
                   0.85%, 9/3/03 (LOC: Allied
                   Irish Bank plc)                                    5,450,000
--------------------------------------------------------------------------------
        2,100,000  Orange County Sanitation
                   District COP, Series 2000 A,
                   VRDN, 0.75%, 9/2/03 (SBBPA:
                   Dexia Credit Local)                                2,100,000
--------------------------------------------------------------------------------
        2,400,000  Redwood City COP, (City Hall),
                   VRDN, 0.85%, 9/4/03 (LOC:
                   KBC Bank N.V.)                                     2,400,000
--------------------------------------------------------------------------------
        2,960,000  Riverside County Community
                   Facilities District No. 89-1
                   Special Tax, VRDN, 0.85%,
                   9/4/03 (LOC: KBC Bank N.V.)                        2,960,000
--------------------------------------------------------------------------------
        6,000,000  Riverside Unified School
                   District COP, (School Facility
                   Boarding Refunding Program),
                   VRDN, 0.90%, 9/4/03 (FSA)
                   (SBBPA: Wachovia Bank, N.A.)                       6,000,000
--------------------------------------------------------------------------------
        1,510,000  Riverside Unified School
                   District COP, VRDN, 0.90%,
                   9/4/03 (FSA) (SBBPA:
                   Wachovia Bank, N.A.)                               1,510,000
--------------------------------------------------------------------------------
        3,000,000  San Bernardino City Unified
                   School District COP, (School
                   Facilities), VRDN, 0.90%,
                   9/4/03 (FSA) (SBBPA:
                   Wachovia Bank, N.A.)                               3,000,000
--------------------------------------------------------------------------------
        7,000,000  San Bernardino County COP,
                   (Medical Center Financing),
                   VRDN, 0.82%, 9/3/03,
                   Prerefunded at 102% of Par
                   (MBIA) (SBBPA: Landesbank
                   Hessen-Thuringen Girozentrale)(2)                  7,000,000
--------------------------------------------------------------------------------
       21,535,000  San Bernardino County COP,
                   (PA-100), VRDN, 0.89%,
                   9/4/03 (MBIA) (SBBPA:
                   Merrill Lynch Capital Services,
                   Inc.) (Acquired 11/29/02-
                   1/24/03, Cost $21,535,000)(1)                     21,535,000
--------------------------------------------------------------------------------
       30,500,000  San Bernardino County
                   Multifamily Housing Auth. Rev.,
                   Series 1990 A, (Highland
                   Hills), 1.25%, 5/1/04 (FHLB)
                   (Acquired 4/30/03, Cost
                   $30,500,000)(1)                                   30,500,000
--------------------------------------------------------------------------------
        4,330,000  San Bernardino County
                   Multifamily Housing Auth. Rev.,
                   Series 1993 A, (Rialto
                   Heritage), VRDN, 0.85%,
                   9/4/03 (LOC: FHLB)                                 4,330,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 4,000,000  San Bernardino County
                   Multifamily Housing Auth. Rev.,
                   Series 1997 A, (Mountain
                   View), VRDN, 0.77%, 9/4/03
                   (LOC: FHLB)                                     $  4,000,000
--------------------------------------------------------------------------------
        1,985,000  San Bernardino County Rev.,
                   (Gold West Phase 2), VRDN,
                   0.80%, 9/4/03 (LOC: FHLB)                          1,985,000
--------------------------------------------------------------------------------
        3,600,000  San Francisco City & County
                   Redevelopment Agency Rev.,
                   (South Harbor), VRDN, 0.85%,
                   9/4/03 (LOC: Dexia Credit
                   Local)                                             3,600,000
--------------------------------------------------------------------------------
        1,500,000  San Jose Multifamily Housing
                   Auth. Rev., (Fairway Glen),
                   VRDN, 0.90%, 9/4/03 (LOC:
                   FGIC)                                              1,500,000
--------------------------------------------------------------------------------
        9,200,000  San Jose Multifamily Housing
                   Auth. Rev., (Foxchase), VRDN,
                   0.90%, 9/4/03 (LOC: FGIC)                          9,200,000
--------------------------------------------------------------------------------
        2,660,000  San Jose Multifamily Housing
                   Auth. Rev., (Timberwood),
                   VRDN, 0.85%, 9/3/03 (LOC:
                   Wells Fargo & Co.)                             2,660,000
--------------------------------------------------------------------------------
        3,570,000  San Juan Unified School
                   District GO, (Election of 2002),
                   4.00%, 8/1/04 (MBIA)                               3,667,230
--------------------------------------------------------------------------------
       11,700,000  San Ramon Valley Unified
                   School District GO, VRDN,
                   0.85%, 9/4/03 (LOC: BNP
                   Paribas)                                          11,700,000
--------------------------------------------------------------------------------
        6,590,000  Sanger Public Financing Auth.
                   Rev., Series 2002 A, (Utility
                   System Financing), VRDN,
                   0.85%, 9/3/03 (LOC:
                   California State Teacher's
                   Retirement System)                                 6,590,000
--------------------------------------------------------------------------------
        4,800,000  Santa Paula Public Financing
                   Auth. Lease Rev., (Water
                   System Acquisition), VRDN,
                   0.80%, 9/3/03 (LOC:
                   California State Teacher's
                   Retirement System)                                 4,800,000
--------------------------------------------------------------------------------
        4,660,000  Sweetwater Union High
                   School District COP, VRDN,
                   0.90%, 9/4/03 (FSA) (SBBPA:
                   Wachovia Bank, N.A.)                               4,660,000
--------------------------------------------------------------------------------
        6,750,000  Temecula Public Financing
                   Auth. Special Tax, Series
                   2002 A, (Harveston), VRDN,
                   0.85%, 9/4/03 (LOC: Bank of
                   America N.A.)                                      6,750,000
--------------------------------------------------------------------------------
        1,300,000  Triunfo Sanitation District Rev.,
                   VRDN, 0.90%, 9/3/03 (LOC:
                   BNP Paribas)                                       1,300,000
--------------------------------------------------------------------------------
        1,000,000  Upland Community
                   Redevelopment Agency
                   Multifamily Housing Rev.,
                   Series 2000 A, (Northwoods
                   156), VRDN, 0.80%, 9/4/03
                   (LOC: FNMA)                                        1,000,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,000,000  Upland Community
                   Redevelopment Agency
                   Multifamily Housing Rev.,
                   Series 2000 A, (Northwoods
                   168), VRDN, 0.80%, 9/4/03
                   (LOC: FNMA)                                     $  1,000,000
--------------------------------------------------------------------------------
        1,295,000  Vallejo COP, VRDN, 0.90%,
                   9/4/03 (LOC: KBC Bank N.V.)                        1,295,000
--------------------------------------------------------------------------------
        5,710,000  West Covina Redevelopment
                   Agency Lease Rev., (Lakes
                   Public Parking), VRDN, 0.95%,
                   9/3/03 (LOC: Allied Irish Bank
                   plc)                                               5,710,000
--------------------------------------------------------------------------------
        3,600,000  Westminster COP, Series
                   1998 A, (Civic Center), VRDN,
                   0.85%, 9/4/03 (AMBAC)
                   (SBBPA: Wachovia Bank, N.A.)                       3,600,000
--------------------------------------------------------------------------------
        1,700,000  Westminster Redevelopment
                   Agency Tax Allocation Rev.,
                   (Commercial Redevelopment
                   Project No. 1), VRDN, 0.85%,
                   9/4/03 (AMBAC) (SBBPA:
                   Landesbank Hessen-Thuringen
                   Girozentrale)                                      1,700,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%                                               $624,836,693
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective August 31, 2003.

(1)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at August 31, 2003, was
     $119,809,078, which represented 19.3% of net assets. Restricted securities considered illiquid represent 4.9% of net assets.

(2)  Escrowed to maturity in U.S. government or state and local government securities.

See Notes to Financial Statements.

                                                                          -----
                                                                          7

California Limited-Term Tax-Free - Performance

TOTAL RETURNS AS OF AUGUST 31, 2003
                                               ------------------------------
                                                   AVERAGE ANNUAL RETURNS
------------------------------------------------------------------------------------------
                                                                      SINCE      INCEPTION
                                     1 YEAR    5 YEARS   10 YEARS   INCEPTION      DATE
------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE      1.87%     4.27%      4.32%      4.59%       6/1/92
------------------------------------------------------------------------------------------
LEHMAN 3-YEAR MUNICIPAL
BOND INDEX                            3.06%     4.87%      4.89%      5.15%(1)      --
------------------------------------------------------------------------------------------
AVERAGE RETURN OF LIPPER'S CALIF.
SHORT-INTERM. MUNICIPAL DEBT FUNDS    1.72%     3.91%      4.27%      4.66%(2)      --
------------------------------------------------------------------------------------------
Fund's Lipper Ranking(3)             6 of 12   1 of 9     2 of 4        --          --
------------------------------------------------------------------------------------------

(1)  Since 5/31/92, the date nearest the fund's inception for which data are available.

(2)  Since 6/4/92, the date nearest the fund's inception for which data are available.

(3)  Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made August 31, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended August 31
----------------------------------------------------------------------------------------------------------------------
                       1994      1995      1996      1997      1998      1999      2000      2001      2002      2003
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-
TERM TAX-FREE          1.90%     5.33%     3.87%     5.42%     5.40%     2.26%     5.44%     6.94%     4.91%     1.87%
----------------------------------------------------------------------------------------------------------------------
LEHMAN 3-YEAR
MUNICIPAL BOND
INDEX                  2.52%     6.66%     3.95%     5.65%     5.76%     2.92%     4.72%     8.05%     5.71%     3.06%
----------------------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees)
that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

California Limited-Term Tax-Free - Portfolio Commentary

By Robert Miller, portfolio manager

PERFORMANCE OVERVIEW

California Limited-Term Tax-Free's total return during the fiscal year ended
August 31, 2003, edged past the average return of the fund's Lipper peers. (See the previous page for details.)

High-quality bonds remained a key focus during the somewhat volatile economic and market period as we continued to center our efforts on our time-tested security-selection process. Lower-than-average expenses benefited performance as well. And although we had hoped for an even better finish, we believe that the portfolio is well positioned for the current environment.

ANNUALIZED DISTRIBUTION RATE

The accompanying yield table provides an annualized distribution rate (ADR) in addition to 30-day SEC and tax-equivalent yields. California Limited-Term
Tax-Free's ADR was calculated by summing its accumulated daily dividends for the final 30 days of the period, multiplying that result by 12, and then dividing that product by the share price (net asset value) as of August 31, 2003.

ECONOMIC BACKDROP

California municipal bonds generally provided modest returns during what proved to be a rather volatile economic period. Going into the fiscal year, economic activity (as measured by seasonally adjusted real gross domestic product) surged to a 4.0% annual rate during the third quarter of 2002. Growth tapered off from there, however, dropping to a 1.4% annual pace during the final quarter of 2002 and first quarter of 2003. But growth accelerated again during the second quarter of 2003.

On the inflation front, prices remained well contained. As measured by the consumer price index for all urban consumers, and excluding food and energy components, seasonally adjusted inflation rose an annualized 1.2% during the first eight months of 2003, compared with a 1.9% advance for all of 2002. In addition, geopolitical tensions eased  by mid-2003, rolling back oil prices, bolstering consumer confidence, and benefiting financial markets.

However, sustainable economic growth remained largely out of reach, even though coupled with ongoing productivity growth, historically low interest rates, and expectations for better economic times ahead. With those developments in mind, the Federal Reserve reduced its short-term interest rate benchmark to only 1.0%
in late June 2003.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           8/31/03               8/31/02
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   3.6 yrs               4.1 yrs
--------------------------------------------------------------------------------
Average Duration                           3.0 yrs               3.2 yrs
--------------------------------------------------------------------------------

YIELDS AS OF AUGUST 31, 2003
--------------------------------------------------------------------------------
   30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                     1.93%
--------------------------------------------------------------------------------
   30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                   2.84%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                   2.96%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                   3.18%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                   3.27%
--------------------------------------------------------------------------------
   ANNUALIZED DISTRIBUTION RATE (ADR)
--------------------------------------------------------------------------------
                                                     2.71%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income taxes.

                                                                    (continued)

                                                                          -----
                                                                          9

California Limited-Term Tax-Free - Portfolio Commentary

Yet by August, signs pointed to mixed economic activity, a still-weak labor market, and only slightly improved industrial production, although consumer spending and homebuilding remained bright spots.

MARKET BACKDROP

A bevy of state-specific issues drove California municipal bonds to generally underperform their national counterparts: the Lehman Brothers 3-year Municipal
Bond Index (comprised of municipal bonds throughout the country with two- to four-year maturities) returned over a full percentage point more than the average total return of the fund's Lipper peer group.

The potential recall of Governor Gray Davis, California's budget stalemate, and two credit-rating downgrades that left the state's general obligation debt rated the lowest of the fifty states judged by Standard & Poor's all played a hand in the underperformance of California's municipal bonds. Record levels of new bond issuance in the state during the first part of 2003 weighed on returns as well.

However, interest in the state's municipal securities increased in August as the spread, or difference in yield, between California municipal bonds and their national counterparts widened out to what some considered the most attractive levels in at least a decade.

PORTFOLIO STRATEGIES

We emphasized top-rated municipal bonds for the portfolio in that environment.
As a result, the combined percentage of bonds carrying AAA and AA ratings represented approximately 80% of the portfolio at end of August 2003, down only
4% from the start of the fiscal year.

Signs of a slowly improving economy began to appear in 2003, so we positioned the portfolio for a continuation of that trend. To do so, we reduced the fund's interest rate sensitivity on occasion while generally emphasizing shorter- and longer-term bonds for the portfolio at the expense of bonds with intermediate-term maturities.

Lastly, we continued to lean toward essential-service revenue bonds rather than
California general obligation bonds.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/03               2/28/03
--------------------------------------------------------------------------------
AAA                                          72%                   71%
--------------------------------------------------------------------------------
AA                                            8%                   10%
--------------------------------------------------------------------------------
A                                            13%                   13%
--------------------------------------------------------------------------------
BBB                                           7%                    6%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF AUGUST 31, 2003
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
GO                                                                 24%
--------------------------------------------------------------------------------
COPs/Leases                                                        22%
--------------------------------------------------------------------------------
Electric Revenue                                                   10%
--------------------------------------------------------------------------------
Tax and Revenue Anticipation Notes                                  9%
--------------------------------------------------------------------------------
Housing Revenue                                                     6%
--------------------------------------------------------------------------------

-----

California Limited-Term Tax-Free - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 98.0%

CALIFORNIA -- 86.4%
--------------------------------------------------------------------------------
      $ 2,335,000  Alameda Unified School District
                   GO, 5.50%, 7/1/05 (FSA)                         $  2,509,261
--------------------------------------------------------------------------------
        1,460,000  Alameda Unified School District
                   GO, 5.50%, 7/1/06 (FSA)                            1,607,314
--------------------------------------------------------------------------------
        2,595,000  Alameda Unified School District
                   GO, 5.50%, 7/1/07 (FSA)                            2,900,899
--------------------------------------------------------------------------------
        2,740,000  Alameda Unified School District
                   GO, 5.50%, 7/1/08 (FSA)                            3,089,021
--------------------------------------------------------------------------------
          890,000  Alameda Unified School District
                   GO, 5.50%, 7/1/09 (FSA)                            1,005,273
--------------------------------------------------------------------------------
        1,545,000  Alameda Unified School District
                   GO, 5.50%, 7/1/10 (FSA)                            1,736,410
--------------------------------------------------------------------------------
          425,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   (Odd Fellows Home), 4.65%,
                   8/15/04 (California Mortgage
                   Insurance)                                           437,414
--------------------------------------------------------------------------------
        1,520,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   (Odd Fellows Home), 4.00%,
                   11/15/07 (California Mortgage
                   Insurance)                                         1,579,356
--------------------------------------------------------------------------------
          340,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   (San Diego Hospital), 4.00%,
                   3/1/08                                               343,199
--------------------------------------------------------------------------------
        1,015,000  Atascadero Unified School
                   District COP, Series 2003 A,
                   (Measure B Capital Projects),
                   2.50%, 8/1/04 (MBIA)                               1,029,200
--------------------------------------------------------------------------------
          875,000  Brea Redevelopment Agency
                   Tax Allocation Rev., Series
                   2003 AB, 2.00%, 8/1/04
                   (AMBAC)                                              883,234
--------------------------------------------------------------------------------
          735,000  Brea Redevelopment Agency
                   Tax Allocation Rev., Series
                   2003 AB, 2.00%, 8/1/05
                   (AMBAC)                                              743,923
--------------------------------------------------------------------------------
        1,830,000  California County Securitization
                   Agency Special Tax TOB Rev.,
                   (Alameda County), 3.875%,
                   6/1/08                                             1,668,484
--------------------------------------------------------------------------------
        2,000,000  California Department of
                   Water Resources Rev., Series
                   2002 A, 3.00%, 5/1/06 (MBIA)                       2,057,660
--------------------------------------------------------------------------------
        3,000,000  California Department of
                   Water Resources Rev., Series
                   2002 A, 5.50%, 5/1/08 (MBIA)                       3,296,820
--------------------------------------------------------------------------------
        1,125,000  California Department of
                   Water Resources Rev., Series
                   2002 A, 5.25%, 5/1/12 (MBIA)                       1,228,163
--------------------------------------------------------------------------------
        1,910,000  California Educational Facilities
                   Auth. Rev., Series 1997 A,
                   (University of Southern
                   California), 5.60%, 10/1/03                        1,917,793
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   440,000  California Educational Facilities
                   Auth. Rev., Series 1997 B,
                   (Pooled College & University
                   Projects), 5.65%, 4/1/04                        $    450,278
--------------------------------------------------------------------------------
          465,000  California Educational Facilities
                   Auth. Rev., Series 1997 B,
                   (Pooled College & University
                   Projects), 5.75%, 4/1/05                             492,616
--------------------------------------------------------------------------------
        1,000,000  California GO, 6.35%, 11/1/04
                   (FGIC)                                             1,060,600
--------------------------------------------------------------------------------
        1,615,000  California GO, 9.00%, 11/1/04                      1,754,924
--------------------------------------------------------------------------------
        4,275,000  California GO, 6.50%, 2/1/08
                   (AMBAC)                                            4,936,384
--------------------------------------------------------------------------------
        2,500,000  California GO, 4.50%, 10/1/08
                   (FSA)                                              2,704,525
--------------------------------------------------------------------------------
        2,500,000  California GO, 5.00%, 12/1/09
                   (AMBAC)                                            2,761,675
--------------------------------------------------------------------------------
        3,000,000  California GO, 5.00%, 3/1/10
                   (XLCA)                                             3,230,850
--------------------------------------------------------------------------------
        1,000,000  California GO, 5.50%, 3/1/11
                   (XLCA)                                             1,100,650
--------------------------------------------------------------------------------
        2,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Clean Water State
                   Revolving Fund), 4.00%,
                   10/1/10                                            2,075,240
--------------------------------------------------------------------------------
        1,065,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 A, (Union City Tropics),
                   4.80%, 8/15/06 (ACA)                               1,112,733
--------------------------------------------------------------------------------
          500,000  California Public Works Board
                   Lease Rev., Series 1993 A,
                   (Various University of
                   California Projects), 5.50%,
                   6/1/10                                               555,005
--------------------------------------------------------------------------------
        1,485,000  California Public Works Board
                   Lease Rev., Series 1994 A,
                   (Community College Projects),
                   9.00%, 10/1/03                                     1,494,860
--------------------------------------------------------------------------------
       15,000,000  California Rev. Anticipation
                   Warrants, Series 2003 A,
                   2.00%, 6/16/04                                    15,021,449
--------------------------------------------------------------------------------
        5,000,000  California Rev. Anticipation
                   Warrants, Series 2003 B,
                   2.00%, 6/16/04                                     5,007,149
--------------------------------------------------------------------------------
          345,000  California Statewide
                   Communities Development
                   Auth. Special Tax Rev., Series
                   2001 B, (Pooled Financing
                   Program), 3.00%, 10/1/04
                   (FSA)                                                352,435
--------------------------------------------------------------------------------
          400,000  California Statewide
                   Communities Development
                   Auth. Special Tax Rev., Series
                   2001 B, (Pooled Financing
                   Program), 3.75%, 10/1/08
                   (FSA)                                                420,324
--------------------------------------------------------------------------------
        2,000,000  California University Channel
                   Islands Financing Auth. Rev.,
                   (Rental Housing), 3.375%,
                   8/1/04 (LOC: Citibank N.A.)                        2,044,580
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          11

California Limited-Term Tax-Free - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,860,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   5.00%, 7/1/04                                   $  1,907,635
--------------------------------------------------------------------------------
        1,125,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   5.00%, 7/1/05                                      1,181,948
--------------------------------------------------------------------------------
        1,000,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   5.00%, 7/1/06                                      1,061,150
--------------------------------------------------------------------------------
        1,130,000  Carson Redevelopment Agency
                   Residential Mortgage COP,
                   (Area No. 1), 5.50%, 10/1/11
                   (MBIA)                                             1,264,334
--------------------------------------------------------------------------------
          475,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Fresno Community Hospitals),
                   5.25%, 2/1/04                                        481,745
--------------------------------------------------------------------------------
          895,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Fresno Community Hospitals),
                   5.00%, 2/1/07                                        943,062
--------------------------------------------------------------------------------
          895,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Fresno Community Hospitals),
                   5.125%, 2/1/08                                       946,454
--------------------------------------------------------------------------------
        1,245,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Fresno Community Hospitals),
                   5.125%, 2/1/09                                     1,308,358
--------------------------------------------------------------------------------
          675,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Fresno Community Hospitals),
                   5.25%, 2/1/10                                        708,507
--------------------------------------------------------------------------------
          860,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Fresno Community Hospitals),
                   5.25%, 2/1/11                                        891,442
--------------------------------------------------------------------------------
        1,070,000  Chaffey Community College
                   District GO, Series 2002 A,
                   4.25%, 7/1/11 (FSA)                                1,110,050
--------------------------------------------------------------------------------
          310,000  Coachella Valley Recreation &
                   Park District Improvement GO,
                   (District 1), 4.875%, 9/2/07
                   (MBIA)                                               339,949
--------------------------------------------------------------------------------
          905,000  Delano Financing Auth. Rev.,
                   (Correctional Facilities), 3.00%,
                   4/1/04                                               914,656
--------------------------------------------------------------------------------
          980,000  Delta Diablo Sanitation District
                   Rev., 3.00%, 12/1/03 (FSA)                           985,145
--------------------------------------------------------------------------------
        6,000,000  East Bay-Delta Housing &
                   Finance Agency Rev., Series
                   2001 A, (Pass Thru Lease
                   Purchase Program), 4.25%,
                   6/1/05 (MBIA)                                      6,232,199
--------------------------------------------------------------------------------
        1,735,000  Fairfield Public Financing Auth.
                   Rev., Series 2003 A, (Fairfield
                   Redevelopment), 2.00%,
                   8/1/04 (AMBAC)                                     1,751,326
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,160,000  Fairfield Public Financing Auth.
                   Rev., Series 2003 A, (Fairfield
                   Redevelopment), 2.00%,
                   8/1/05 (AMBAC)                                  $  1,174,082
--------------------------------------------------------------------------------
        1,000,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.00%,
                   9/1/03                                             1,000,160
--------------------------------------------------------------------------------
          505,000  Garden Grove Agency for
                   Community Development Tax
                   Allocation, 2.25%, 10/1/06
                   (AMBAC)                                              511,111
--------------------------------------------------------------------------------
          410,000  Garden Grove Agency for
                   Community Development Tax
                   Allocation, 3.00%, 10/1/07
                   (AMBAC)                                              421,054
--------------------------------------------------------------------------------
        1,190,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/09 (AMBAC)                                     1,342,094
--------------------------------------------------------------------------------
        1,755,000  Industry Urban Development
                   Agency Rev., 4.50%, 5/1/11
                   (MBIA)                                             1,806,615
--------------------------------------------------------------------------------
          750,000  Long Beach Bond Finance
                   Auth. GO, Series 2002 A,
                   (North Long Beach
                   Redevelopment), 5.00%,
                   8/1/10 (AMBAC)                                       820,440
--------------------------------------------------------------------------------
        2,315,000  Long Beach Bond Finance
                   Auth. GO, Series 2002 A,
                   (North Long Beach
                   Redevelopment), 5.00%,
                   8/1/11 (AMBAC)                                     2,515,479
--------------------------------------------------------------------------------
          500,000  Los Angeles Community
                   Redevelopment Agency
                   Parking System Rev.,
                   (Cinerama Dome Public
                   Package Project), 4.75%,
                   7/1/07 (ACA)                                         524,540
--------------------------------------------------------------------------------
          615,000  Los Angeles Community
                   Redevelopment Agency
                   Parking System Rev.,
                   (Cinerama Dome Public
                   Package Project), 4.875%,
                   7/1/08 (ACA)                                         644,637
--------------------------------------------------------------------------------
          500,000  Los Angeles County
                   Community Facilities District
                   No. 3 Special Tax Rev., Series
                   2000 A, (Improvement Area B),
                   4.125%, 9/1/05 (AMBAC)                               527,240
--------------------------------------------------------------------------------
        2,100,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, 5.25%, 7/1/11 (FSA)                        2,320,374
--------------------------------------------------------------------------------
        1,360,000  Los Angeles County Public
                   Works Financing Auth. Lease
                   Rev., Series 1996 A, 6.00%,
                   9/1/04 (MBIA)                                      1,427,320
--------------------------------------------------------------------------------
        3,130,000  Los Angeles Department of
                   Water & Power Rev., Series
                   2001 AA1, (Power Systems),
                   5.25%, 7/1/10 (MBIA)                               3,470,481
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----

California Limited-Term Tax-Free - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 6,450,000  Los Angeles GO, Series
                   1993 A, 5.25%, 9/1/09,
                   Prerefunded at 102% of Par(1)(2)                $  6,580,547
--------------------------------------------------------------------------------
        2,000,000  Los Angeles Unified School
                   District COP, Series 2002 B,
                   4.00%, 10/1/04 (FSA)                               2,064,260
--------------------------------------------------------------------------------
          380,000  Lynwood Public Financing
                   Auth. Rev., (Public Capital
                   Improvement), 2.125%,
                   9/1/06 (AMBAC)                                       383,131
--------------------------------------------------------------------------------
          355,000  Lynwood Public Financing
                   Auth. Rev., (Public Capital
                   Improvement), 2.70%, 9/1/07
                   (AMBAC)                                              360,350
--------------------------------------------------------------------------------
          575,000  Lynwood Public Financing
                   Auth. Rev., (Public Capital
                   Improvement), 4.125%,
                   9/1/12 (AMBAC)                                       583,349
--------------------------------------------------------------------------------
          520,000  Mountain View COP, (Capital
                   Projects), 4.00%, 8/1/05(3)                          545,163
--------------------------------------------------------------------------------
          750,000  Mountain View COP, (Capital
                   Projects), 4.00%, 8/1/06(3)                          794,603
--------------------------------------------------------------------------------
        1,600,000  Napa Valley Community
                   College District GO, Series
                   2003 A, 2.50%, 8/1/06 (MBIA)                       1,630,912
--------------------------------------------------------------------------------
        1,330,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.00%,
                   10/1/06 (AMBAC)                                    1,456,244
--------------------------------------------------------------------------------
        3,000,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.25%,
                   10/1/08 (AMBAC)                                    3,362,160
--------------------------------------------------------------------------------
        1,225,000  Oceanside COP, Series 2003 A,
                   5.00%, 4/1/11 (AMBAC)                              1,324,446
--------------------------------------------------------------------------------
          865,000  Orange County Development
                   Agency Tax Allocation GO,
                   4.00%, 9/1/03 (MBIA)                                 865,147
--------------------------------------------------------------------------------
        1,230,000  Orange County Rev., Series
                   1995 A, (Recovery), 6.00%,
                   6/1/08 (MBIA)                                      1,411,253
--------------------------------------------------------------------------------
        2,295,000  Pacific Housing & Finance
                   Agency Lease Rev., Series
                   1999 A, (Pass Thru Obligation-
                   Lease Purchase), 4.625%,
                   12/1/04 (MBIA)                                     2,361,348
--------------------------------------------------------------------------------
        1,800,000  Poway Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 1),
                   5.00%, 10/1/07 (MBIA)                              1,989,702
--------------------------------------------------------------------------------
          585,000  Rancho Water District
                   Financing Auth. Rev., Series
                   2001 A, 5.00%, 8/1/07 (FSA)                          644,717
--------------------------------------------------------------------------------
        1,650,000  Riverside Sewer Rev., 7.00%,
                   8/1/07 (FGIC)                                      1,936,176
--------------------------------------------------------------------------------
        1,500,000  Riverside Unified School
                   District GO, Series 2002 A,
                   3.00%, 2/1/04 (FGIC)                               1,513,140
--------------------------------------------------------------------------------
        1,000,000  Sacramento County Sanitation
                   District Auth. Rev., Series
                   2000 A, 4.70%, 12/1/03                             1,009,490
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,800,000  Sacramento County Sanitation
                   District Auth. Rev., Series
                   2000 A, 5.10%, 12/1/09                          $  4,226,018
--------------------------------------------------------------------------------
        2,585,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2002 Q, 5.00%, 8/15/09 (FSA)                       2,858,726
--------------------------------------------------------------------------------
        3,000,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2003 S, 5.00%, 11/15/11
                   (MBIA)                                             3,273,390
--------------------------------------------------------------------------------
        1,000,000  San Bernardino County COP,
                   Series 1995 A, (Medical
                   Center Financing), 5.20%,
                   8/1/04 (MBIA)                                      1,037,900
--------------------------------------------------------------------------------
        2,000,000  San Bernardino County
                   Transportation Auth. Rev.,
                   Series 2001 A, 5.00%, 3/1/05
                   (AMBAC)                                            2,109,720
--------------------------------------------------------------------------------
        1,040,000  San Buenaventura COP, Series
                   2002 B, 3.25%, 1/1/04
                   (AMBAC)                                            1,047,935
--------------------------------------------------------------------------------
        1,075,000  San Buenaventura COP, Series
                   2002 B, 3.50%, 1/1/05
                   (AMBAC)                                            1,105,767
--------------------------------------------------------------------------------
        1,115,000  San Buenaventura COP, Series
                   2002 B, 3.50%, 1/1/06
                   (AMBAC)                                            1,158,597
--------------------------------------------------------------------------------
        1,185,000  Santa Ana COP, Series 2003 A,
                   2.50%, 6/1/04 (AMBAC)                              1,198,853
--------------------------------------------------------------------------------
        1,200,000  Santa Ana COP, Series 2003 A,
                   3.00%, 6/1/06 (AMBAC)                              1,238,460
--------------------------------------------------------------------------------
        3,120,000  Santa Clara County Financing
                   Auth. Lease Rev., Series
                   2000 B, (Multiple Facilities),
                   5.50%, 5/15/04 (AMBAC)                             3,220,246
--------------------------------------------------------------------------------
        2,000,000  Santa Clara County Financing
                   Auth. Lease Rev., Series
                   2000 B, (Multiple Facilities),
                   5.50%, 5/15/07 (AMBAC)                             2,228,980
--------------------------------------------------------------------------------
        5,000,000  Santa Clara County Financing
                   Auth. Special Obligation Rev.,
                   (Measure B Transportation
                   Improvement Program),
                   4.00%, 8/1/06                                      5,231,899
--------------------------------------------------------------------------------
        1,250,000  South Orange County Public
                   Financing Auth. Rev., Series
                   1994 C, (Foothill Area), 7.50%,
                   8/15/07 (FGIC)                                     1,489,500
--------------------------------------------------------------------------------
        2,000,000  South Orange County Public
                   Financing Auth. Special Tax,
                   Series 2003 A, (Senior Lien),
                   5.00%, 9/1/12 (MBIA)                               2,166,980
--------------------------------------------------------------------------------
        1,500,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (San Juan Unit 3),
                   4.00%, 1/1/05 (FSA)                                1,554,075
--------------------------------------------------------------------------------
        1,240,000  Stockton Health Facilities Auth.
                   Rev., Series 1997 A, (Dameron
                   Hospital Association), 5.00%,
                   12/1/05                                            1,302,459
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          13

California Limited-Term Tax-Free - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   515,000  Tehachapi COP, (Installment
                   Sale), 4.80%, 11/1/04 (FSA)                     $    537,547
--------------------------------------------------------------------------------
        1,385,000  Truckee-Donner Public Utility
                   District COP, Series 2003 A,
                   3.50%, 1/1/06 (ACA)                                1,418,309
--------------------------------------------------------------------------------
        2,175,000  Turlock Irrigation District Rev.,
                   Series 2003 A, 5.00%, 1/1/13
                   (MBIA)                                             2,340,365
--------------------------------------------------------------------------------
        3,270,000  William S. Hart Union High
                   School District COP, (School
                   Facilities), 2.40%, 1/15/04
                   (FSA)                                              3,285,533
--------------------------------------------------------------------------------
        2,815,000  Woodland Finance Auth. Lease
                   Rev., 3.00%, 3/1/04 (XLCA)                         2,842,953
--------------------------------------------------------------------------------
        3,060,000  Woodland Finance Auth. Lease
                   Rev., 3.00%, 3/1/05 (XLCA)                         3,132,308
--------------------------------------------------------------------------------
        1,375,000  Woodland Finance Auth. Lease
                   Rev., 3.00%, 3/1/07 (XLCA)                         1,405,319
--------------------------------------------------------------------------------
                                                                    197,371,265
--------------------------------------------------------------------------------
GUAM -- 2.4%
--------------------------------------------------------------------------------
        5,000,000  Guam Government Limited GO,
                   Series 2001 A, 5.00%,
                   12/1/09 (FSA)                                      5,545,200
--------------------------------------------------------------------------------
NORTHERN MARIANA ISLANDS -- 1.0%
--------------------------------------------------------------------------------
        1,425,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.00%, 6/1/06 (ACA)                        1,515,901
--------------------------------------------------------------------------------
          675,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/07 (ACA)                          733,354
--------------------------------------------------------------------------------
                                                                      2,249,255
--------------------------------------------------------------------------------
PUERTO RICO -- 7.5%
--------------------------------------------------------------------------------
        1,500,000  Childrens Trust Fund Tobacco
                   Settlement Rev., 5.00%,
                   7/1/08(1)                                          1,664,445
--------------------------------------------------------------------------------
        2,000,000  Puerto Rico Commonwealth
                   GO, 5.00%, 7/1/05 (FGIC)                           2,133,800
--------------------------------------------------------------------------------
        1,000,000  Puerto Rico Commonwealth
                   GO, Series 2003 C, 5.00%,
                   7/1/08 (FSA)                                       1,099,830
--------------------------------------------------------------------------------
        3,000,000  Puerto Rico Electric Power
                   Auth. Rev., 5.00%, 7/1/06                          3,227,700
--------------------------------------------------------------------------------
        2,460,000  Puerto Rico Electric Power
                   Auth. Rev., 5.00%, 7/1/08                          2,671,314
--------------------------------------------------------------------------------
        1,500,000  Puerto Rico Electric Power
                   Auth. Rev., Series 1999 FF,
                   5.25%, 7/1/09 (MBIA)                               1,679,895
--------------------------------------------------------------------------------
        1,530,000  Puerto Rico Municipal Finance
                   Agency GO, Series 1999 B,
                   5.00%, 8/1/04 (FSA)                                1,586,824
--------------------------------------------------------------------------------
        1,315,000  Puerto Rico Municipal Finance
                   Agency Rev., Series 2002 A,
                   4.50%, 8/1/10 (FSA)                                1,404,525
--------------------------------------------------------------------------------
        1,500,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                   (Government Facilities),
                   5.50%, 7/1/10                                      1,651,755
--------------------------------------------------------------------------------
                                                                     17,120,088
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 0.7%
--------------------------------------------------------------------------------
      $ 1,500,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1998 C,
                   5.50%, 10/1/07                                  $  1,620,760
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $218,319,706)                                                 223,906,568
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 2.0%

CALIFORNIA -- 2.0%
--------------------------------------------------------------------------------
        1,905,000  California Housing Finance
                   Agency Rev., Series 2000 D,
                   VRDN, 0.85%, 9/2/03                                1,905,000
--------------------------------------------------------------------------------
        1,100,000  California Statewide
                   Communities Development
                   Auth. COP, (Sutter Health
                   Obligation Group), VRDN,
                   0.75%, 9/2/03                                      1,100,000
--------------------------------------------------------------------------------
        1,500,000  California Statewide
                   Communities Development
                   Auth. Rev., (The Painted
                   Turtle), VRDN, 0.85%, 9/4/03
                   (LOC: Allied Irish Bank plc)                       1,500,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL  SECURITIES
(Cost $4,505,000)                                                     4,505,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $222,824,706)                                                $228,411,568
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

TOB = Tender Option Bond

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective August 31, 2003.

XLCA = XL Capital Assurance Corp.

(1)  Escrowed to maturity in U.S. government securities or state and local government securities.

(2)  Security, or a portion thereof, has been segregated for a when-issued security.

(3)  When-issued security.

See Notes to Financial Statements.

-----

California Intermediate-Term Tax-Free - Performance

TOTAL RETURNS AS OF AUGUST 31, 2003
                                                ------------------------------
                                                    AVERAGE ANNUAL RETURNS
------------------------------------------------------------------------------------------
                                                                       SINCE     INCEPTION
                                      1 YEAR    5 YEARS   10 YEARS   INCEPTION     DATE
------------------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE-TERM
TAX-FREE                              1.91%     4.65%      5.05%       6.37%      11/9/83
------------------------------------------------------------------------------------------
LEHMAN MUNICIPAL 5-YEAR GO INDEX      3.57%     5.31%      5.34%       7.03%(1)      --
------------------------------------------------------------------------------------------
AVERAGE RETURN OF LIPPER'S CALIF.
INTERMEDIATE MUNICIPAL DEBT FUNDS     1.38%     4.46%      4.72%       6.37%(2)      --
------------------------------------------------------------------------------------------
Fund's Lipper Ranking(3)            10 of 37   7 of 23     2 of 9        --          --
------------------------------------------------------------------------------------------

(1)  Since 10/31/83, the date nearest the fund's inception for which data are available.

(2)  Since 11/10/83, the date nearest the fund's inception for which data are available.

(3)  Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made August 31, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended August 31
----------------------------------------------------------------------------------------------------------------------
                       1994      1995      1996      1997      1998      1999      2000      2001      2002      2003
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA
INTERMEDIATE-TERM
TAX-FREE               1.11%     7.09%     4.79%     7.39%     7.00%     0.74%     6.95%     8.22%     5.63%     1.91%
----------------------------------------------------------------------------------------------------------------------
LEHMAN MUNICIPAL
5-YEAR GO INDEX        1.64%     8.12%     3.80%     6.68%     6.81%     2.21%     5.33%     8.99%     6.56%     3.57%
----------------------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees)
that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          15

California Intermediate-Term Tax-Free - Portfolio Commentary

By Robert Miller, portfolio manager

BETTER-THAN-AVERAGE PERFORMANCE

California Intermediate-Term Tax-Free's total return for the fiscal year ended
August 31, 2003, outpaced the average return of the 37 California intermediate municipal debt funds tracked by Lipper. The fund's longer-term returns were also favorable: California Intermediate-Term Tax-Free finished among the top third of its Lipper peers for the five- and 10-year periods ended August 31, 2003. (See the previous page for details.)

Economic and market conditions remained somewhat volatile, so we kept the bulk of the portfolio in high-quality bonds while focusing on our disciplined, time-tested process for selecting securities. Lower fees than the average charged by the Lipper group helped performance too. And although we had hoped for an even better finish, we believe that the portfolio is well positioned for what appears to be a generally improving U.S. economy.

ECONOMIC BACKDROP

Economic volatility provided part of the backdrop for the modest performance of
California municipal bonds. Going into the fiscal year, economic growth (as measured by seasonally adjusted real gross domestic product) surged to a 4.0%
annual rate during the third quarter of 2002 before dropping to a 1.4% annual pace during the final quarter of 2002 and first quarter of 2003. Growth took off again during the second quarter of 2003, however, rising at an annualized rate of 3.3%.

Inflation remained well contained in that environment. As measured by the consumer price index for all urban consumers, and excluding food and energy components, seasonally adjusted inflation rose an annualized 1.2% during the first eight months of 2003. In addition, geopolitical tensions eased by mid-year, rolling back oil prices, bolstering consumer confidence, and benefiting financial markets.

In spite of those developments, sustainable economic growth remained elusive. As a result, the Federal Reserve reduced its short-term interest rate benchmark to
1.0% in late June 2003, after having reduced that target to 1.25% in November
2002.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           8/31/03               8/31/02
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   8.1 yrs               8.5 yrs
--------------------------------------------------------------------------------
Average Duration                           4.9 yrs               5.2 yrs
--------------------------------------------------------------------------------

YIELDS AS OF AUGUST 31, 2003
--------------------------------------------------------------------------------
   30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                     2.95%
--------------------------------------------------------------------------------
   30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                   4.34%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                   4.52%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                   4.86%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                   5.00%
--------------------------------------------------------------------------------
   ANNUALIZED DISTRIBUTION RATE (ADR)
--------------------------------------------------------------------------------
                                                     4.02%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income taxes.

                                                                    (continued)

-----

California Intermediate-Term Tax-Free - Portfolio Commentary

Yet by August, signs pointed to mixed economic activity, a still-weak labor market, and only slightly improved industrial production, although consumer spending and homebuilding remained bright spots.

MARKET BACKDROP

California municipal bonds generally underperformed their national counterparts:
the Lehman Brothers Municipal 5-year GO Index (comprised of municipal bonds throughout the country with four- to six-year maturities) produced more than twice the average total return of the fund's Lipper peer group.

California's budget stalemate, cries for a gubernatorial recall, and two credit-rating downgrades all played a hand in that performance. Record levels of new bond issuance in the state during the first part of 2003 didn't help matters.

But with the spread, or difference in yield, between California municipal bonds and their national counterparts increasing to what some considered the most attractive levels in at least a decade, interest in the state's municipal securities rose, boosting performance at period-end.

PORTFOLIO STRATEGIES

We continued to look for attractively valued, higher-yielding municipals, but felt that most of the lower-quality securities that we came across offered too little yield for too much risk.

Mixed signs of slowly improving conditions became more prevalent in 2003, so we positioned the portfolio for better economic times. That meant tightening up the reins on the fund's interest rate sensitivity on occasion and continuing to generally emphasize shorter- and longer-term bonds for the portfolio at the expense of intermediate-term ones.

Unfortunately, the fruits of those labors didn't pay off as handsomely as we had hoped. But we feel that the portfolio is well positioned if the economy begins to gather momentum and if short-term bond yields begin to rise more quickly than long-term bond yields.

Interest rates currently sit at historic lows, inflation is under control, and the White House has been making a concerted effort to bolster growth. So we think that eventual economic improvement seems the most likely scenario.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/03               2/28/03
--------------------------------------------------------------------------------
AAA                                          77%                   75%
--------------------------------------------------------------------------------
AA                                            9%                   10%
--------------------------------------------------------------------------------
A                                             9%                   10%
--------------------------------------------------------------------------------
BBB                                           5%                    5%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF AUGUST 31, 2003
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
COPs/Leases                                                        21%
--------------------------------------------------------------------------------
GO                                                                 21%
--------------------------------------------------------------------------------
Electric Revenue                                                   13%
--------------------------------------------------------------------------------
Water and Sewer Revenue                                            12%
--------------------------------------------------------------------------------
Sales Tax Revenue                                                   8%
--------------------------------------------------------------------------------

                                                                          -----
                                                                          17

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 97.6%

CALIFORNIA -- 89.1%
--------------------------------------------------------------------------------
      $ 1,000,000  Adelanto Public Financing
                   Auth. GO, (Community
                   Correctional Facility), 4.00%,
                   4/1/05                                          $  1,033,740
--------------------------------------------------------------------------------
        4,845,000  Alameda County COP, (Santa
                   Rita Jail), 5.375%, 6/1/09
                   (MBIA)                                             5,371,845
--------------------------------------------------------------------------------
        1,385,000  Alameda County COP, Series
                   2001 A, 5.375%, 12/1/15
                   (MBIA)                                             1,502,725
--------------------------------------------------------------------------------
        1,580,000  Association of Bay Area
                   Governments Finance Auth.
                   for Nonprofit Corporations Rev.,
                   Series 2003 A, (Odd Fellows
                   Home), 5.00%, 11/15/08
                   (California Mortgage Insurance)                    1,704,030
--------------------------------------------------------------------------------
        5,000,000  Beverly Hills Public Financing
                   Auth. Rev., Series 2003 A,
                   5.25%, 6/1/12 (MBIA)                               5,500,600
--------------------------------------------------------------------------------
        4,795,000  California Department of Water
                   Resources Rev., Series 1992 J2,
                   (Central Valley Project), 5.80%,
                   12/1/04                                            5,075,651
--------------------------------------------------------------------------------
        1,085,000  California Department of Water
                   Resources Rev., Series 1998 U,
                   5.125%, 12/1/08, Prerefunded
                   at 101% of Par(1)                                  1,225,453
--------------------------------------------------------------------------------
          915,000  California Department of Water
                   Resources Rev., Series 1998 U,
                   5.125%, 12/1/12                                      978,730
--------------------------------------------------------------------------------
        1,500,000  California Department of Water
                   Resources Rev., Series 2001 W,
                   (Central Valley Project), 5.50%,
                   12/1/17                                            1,627,350
--------------------------------------------------------------------------------
        2,000,000  California Department of Water
                   Resources Rev., Series 2002 A,
                   5.50%, 5/1/08                                      2,197,880
--------------------------------------------------------------------------------
        3,000,000  California Department of Water
                   Resources Rev., Series 2002 A,
                   5.50%, 5/1/12                                      3,242,790
--------------------------------------------------------------------------------
        5,000,000  California Department of Water
                   Resources Rev., Series 2002 A,
                   5.375%, 5/1/17 (XLCA)                              5,297,450
--------------------------------------------------------------------------------
        4,000,000  California Educational Facilities
                   Auth. Rev., (Golden Gate
                   University), 5.50%, 10/1/18                        4,026,600
--------------------------------------------------------------------------------
        1,095,000  California Educational Facilities
                   Auth. Rev., (Scripps College),
                   5.25%, 8/1/16                                      1,145,096
--------------------------------------------------------------------------------
        1,315,000  California Educational Facilities
                   Auth. Rev., (Southwestern
                   University), 5.00%, 11/1/15                        1,347,481
--------------------------------------------------------------------------------
          430,000  California Educational Facilities
                   Auth. Rev., (Southwestern
                   University), 5.00%, 11/1/18                          431,699
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,605,000  California Educational Facilities
                   Auth. Rev., Series 2000 B,
                   (Pooled LaVerne and Western
                   University Projects), 6.625%,
                   6/1/20                                          $  1,732,228
--------------------------------------------------------------------------------
        5,000,000  California GO, 7.50%, 10/1/07
                   (MBIA)                                             5,977,650
--------------------------------------------------------------------------------
        2,175,000  California GO, 8.00%, 11/1/07
                   (FGIC)                                             2,458,881
--------------------------------------------------------------------------------
        4,480,000  California GO, 6.00%, 10/1/09
                   (AMBAC)                                            5,177,446
--------------------------------------------------------------------------------
        3,350,000  California GO, 5.75%, 4/1/10
                   (AMBAC)                                            3,783,256
--------------------------------------------------------------------------------
        5,000,000  California GO, 5.50%, 4/1/12
                   (MBIA)                                             5,545,450
--------------------------------------------------------------------------------
       10,000,000  California GO, 5.25%, 10/1/14
                   (FGIC)(2)                                         10,621,899
--------------------------------------------------------------------------------
        2,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1998 A, (Kaiser Permanente),
                   5.25%, 6/1/11 (FSA)                                2,154,500
--------------------------------------------------------------------------------
        4,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Clean Water State
                   Revolving Fund), 4.00%,
                   10/1/13                                            4,005,320
--------------------------------------------------------------------------------
        1,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2000 A, (Scripps
                   Research Institute), 5.625%,
                   7/1/20                                             1,056,200
--------------------------------------------------------------------------------
        1,075,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 A, (Union City Tropics),
                   5.375%, 8/15/14 (ACA)                              1,117,817
--------------------------------------------------------------------------------
        3,000,000  California Public Works Board
                   Lease Rev., Series 1992 A,
                   (Secretary of State), 6.20%,
                   12/1/05                                            3,311,190
--------------------------------------------------------------------------------
        1,500,000  California Public Works Board
                   Lease Rev., Series 1993 A,
                   (Various University of California
                   Projects), 5.50%, 6/1/14                           1,652,925
--------------------------------------------------------------------------------
        3,000,000  California Public Works Board
                   Lease Rev., Series 1994 A,
                   (Various University of California
                   Projects), 6.15%, 11/1/04                          3,220,980
--------------------------------------------------------------------------------
        6,000,000  California Rev. Anticipation
                   Warrants, Series 2003 A,
                   2.00%, 6/16/04                                     6,008,580
--------------------------------------------------------------------------------
        5,000,000  California Rev. Anticipation
                   Warrants, Series 2003 B,
                   2.00%, 6/16/04                                     5,007,150
--------------------------------------------------------------------------------
        8,000,000  California Statewide
                   Communities Development
                   Auth. COP, (California Lutheran
                   Homes), 5.375%, 11/15/06(1)                        8,809,200
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,230,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2000 B,
                   (Brentwood School), 5.75%,
                   10/1/20 (FSA)                                   $  3,535,913
--------------------------------------------------------------------------------
        1,695,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2002 B,
                   5.20%, 10/1/18 (FSA)                               1,778,648
--------------------------------------------------------------------------------
        3,100,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   5.25%, 7/1/12                                      3,197,123
--------------------------------------------------------------------------------
        1,250,000  California University System
                   Rev., Series 2002 A, 5.375%,
                   11/1/18 (AMBAC)                                    1,328,963
--------------------------------------------------------------------------------
        2,545,000  Capistrano Unified Public
                   Financing Auth. Special Tax
                   Rev., Series 1996 A, (First
                   Lien), 6.00%, 9/1/06 (AMBAC)                       2,849,051
--------------------------------------------------------------------------------
        2,100,000  Castaic Lake Water Agency
                   Rev., Series 2001 A, 5.375%,
                   8/1/17 (MBIA)                                      2,235,891
--------------------------------------------------------------------------------
        1,070,000  Central Union High School
                   District-Imperial County GO,
                   5.00%, 8/1/17 (FGIC)                               1,115,443
--------------------------------------------------------------------------------
        2,075,000  Chabot Las Positas Community
                   College District COP, 5.50%,
                   12/1/10 (FSA)                                      2,335,516
--------------------------------------------------------------------------------
        1,535,000  Chaffey Community College
                   District GO, Series 2002 A,
                   5.25%, 7/1/14 (FSA)                                1,671,247
--------------------------------------------------------------------------------
        3,000,000  Chino Ontario Upland Water
                   Facilities Auth. COP, Series
                   1997 A, (Agua de Lejos),
                   5.20%, 10/1/15 (FGIC)                              3,194,040
--------------------------------------------------------------------------------
        5,435,000  Contra Costa Transportation
                   Auth. Sales Tax Rev., Series
                   1993 A, 6.00%, 3/1/05 (FGIC)                       5,808,058
--------------------------------------------------------------------------------
        1,220,000  Coronado Community
                   Development Agency Tax
                   Allocation, 6.00%, 9/1/08
                   (FSA)                                              1,378,380
--------------------------------------------------------------------------------
        1,000,000  East Bay Municipal Utility
                   District Rev., 5.75%, 6/1/04
                   (MBIA)                                             1,035,940
--------------------------------------------------------------------------------
        2,300,000  Eastern Municipal Water
                   District COP, Series 2001 A,
                   5.25%, 7/1/13 (FGIC)                               2,482,068
--------------------------------------------------------------------------------
        4,000,000  El Cajon Redevelopment
                   Agency COP, 5.20%, 10/1/15
                   (AMBAC)                                            4,257,360
--------------------------------------------------------------------------------
        1,095,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/16
                   (FGIC)                                             1,181,702
--------------------------------------------------------------------------------
        1,020,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/17
                   (FGIC)                                             1,092,899
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,000,000  Folsom Cordova Unified School
                   District Facilities Improvement
                   No. 2 GO, Series 2002 A,
                   5.375%, 10/1/15 (MBIA)                          $  1,086,630
--------------------------------------------------------------------------------
        1,225,000  Folsom Cordova Unified School
                   District Facilities Improvement
                   No. 2 GO, Series 2002 A,
                   5.375%, 10/1/16 (MBIA)                             1,322,363
--------------------------------------------------------------------------------
        1,225,000  Folsom Public Financing Auth.
                   Rev., (City Hall & Community
                   Center), 5.25%, 10/1/14 (FSA)                      1,328,280
--------------------------------------------------------------------------------
        1,290,000  Folsom Public Financing Auth.
                   Rev., (City Hall & Community
                   Center), 5.25%, 10/1/15 (FSA)                      1,388,866
--------------------------------------------------------------------------------
          500,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.25%,
                   9/1/04                                               514,945
--------------------------------------------------------------------------------
        1,385,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.25%,
                   9/1/06                                             1,472,463
--------------------------------------------------------------------------------
        2,615,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.25%,
                   9/1/08                                             2,769,050
--------------------------------------------------------------------------------
        2,760,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.40%,
                   9/1/09                                             2,897,779
--------------------------------------------------------------------------------
        2,550,000  Fremont Union High School
                   District Santa Clara County GO,
                   Series 2000 B, 5.25%, 9/1/16                       2,724,446
--------------------------------------------------------------------------------
        4,445,000  Fresno Special Tax Rev.,
                   (Community Facilities District
                   No. 3), 4.75%, 9/1/05 (LOC:
                   Rabobank Nederland N.V.)                           4,455,668
--------------------------------------------------------------------------------
        7,350,000  Imperial Irrigation District COP,
                   (Electrical System), 6.50%,
                   11/1/07 (MBIA)                                     8,547,242
--------------------------------------------------------------------------------
        1,675,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/16 (AMBAC)                                     1,823,589
--------------------------------------------------------------------------------
        2,715,000  Irvine Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 86-1),
                   5.50%, 11/1/10 (AMBAC)                             3,024,320
--------------------------------------------------------------------------------
        2,030,000  Long Beach Bond Finance
                   Auth. Lease Rev., (Plaza
                   Parking Facility), 5.25%,
                   11/1/16                                            2,114,001
--------------------------------------------------------------------------------
        1,030,000  Los Angeles Community
                   Redevelopment Agency
                   Parking System Rev.,
                   (Cinerama Dome Public
                   Package Project), 5.30%,
                   7/1/13 (ACA)                                       1,044,430
--------------------------------------------------------------------------------
        1,155,000  Los Angeles Convention and
                   Exhibition Center Auth. Lease
                   Rev., Series 1993 A, 6.00%,
                   8/15/10 (MBIA)                                     1,332,466
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          19

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 4,000,000  Los Angeles County Capital
                   Asset Lease Rev., 5.875%,
                   12/1/05 (AMBAC)                                 $  4,390,160
--------------------------------------------------------------------------------
        3,000,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   1997 A, (Proposal A), 5.25%,
                   7/2/12 (MBIA)                                      3,230,340
--------------------------------------------------------------------------------
        3,000,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/13 (FSA)                                       3,267,810
--------------------------------------------------------------------------------
        6,680,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/16 (FSA)                                       7,129,497
--------------------------------------------------------------------------------
        2,000,000  Los Angeles County Sanitation
                   Districts Financing Auth. Rev.,
                   Series 1993 A, (Capital
                   Projects), 5.20%, 10/2/05                          2,047,480
--------------------------------------------------------------------------------
        1,720,000  Los Angeles County Special
                   Tax Rev., (Bus Acquisition),
                   4.00%, 7/1/04                                      1,761,744
--------------------------------------------------------------------------------
        3,515,000  Los Angeles County
                   Transportation Commission
                   Sales Tax Rev., Series 1992 A,
                   (Proposition C), 6.20%, 7/1/04                     3,661,470
--------------------------------------------------------------------------------
        3,765,000  Los Angeles County
                   Transportation Commission
                   Sales Tax Rev., Series 1992 A,
                   (Proposition C), 6.40%, 7/1/06                     4,210,663
--------------------------------------------------------------------------------
        2,675,000  Los Angeles Unified School
                   District COP, Series 2002 B,
                   4.00%, 10/1/05 (FSA)                               2,818,514
--------------------------------------------------------------------------------
        3,500,000  Los Angeles Unified School
                   District GO, 5.50%, 7/1/12
                   (MBIA)                                             3,915,100
--------------------------------------------------------------------------------
        3,115,000  Los Angeles Unified School
                   District GO, Series 1999 C,
                   5.50%, 7/1/12, Prerefunded at
                   101% of Par(1)                                     3,563,404
--------------------------------------------------------------------------------
        8,000,000  Los Angeles Unified School
                   District GO, Series 2000 D,
                   5.625%, 7/1/14 (FGIC)                              9,101,120
--------------------------------------------------------------------------------
        5,000,000  Los Angeles Unified School
                   District GO, Series 2002 E,
                   5.00%, 7/1/11 (MBIA)                               5,440,350
--------------------------------------------------------------------------------
        1,390,000  Los Gatos Joint Union High
                   School District GO, Series
                   2002 C, 5.375%, 6/1/17 (FSA)                       1,495,890
--------------------------------------------------------------------------------
        3,000,000  Metropolitan Water District of
                   Southern California Rev.,
                   Series 1992 B, 8.00%, 7/1/08                       3,723,480
--------------------------------------------------------------------------------
        2,920,000  Metropolitan Water District of
                   Southern California Rev.,
                   Series 2001 A, 5.125%, 7/1/09                      3,233,462
--------------------------------------------------------------------------------
        3,075,000  Metropolitan Water District of
                   Southern California Rev.,
                   Series 2001 A, 5.25%, 7/1/15                       3,288,897
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,520,000  Mojave Unified School District
                   Facilities Improvement No. 1
                   GO, 5.25%, 8/1/20 (FGIC)                        $  1,579,736
--------------------------------------------------------------------------------
        1,100,000  Mojave Water Agency
                   Improvement District GO,
                   (Morongo Basin), 5.40%,
                   9/1/08 (FGIC)                                      1,220,824
--------------------------------------------------------------------------------
        4,000,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.25%,
                   10/1/07 (AMBAC)                                    4,457,080
--------------------------------------------------------------------------------
        1,310,000  Oceanside COP, Series 2003 A,
                   5.00%, 4/1/12 (AMBAC)                              1,407,634
--------------------------------------------------------------------------------
        1,000,000  Ontario Redevelopment
                   Financing Auth. Local Agency
                   Rev., Series 1995 A, 5.80%,
                   9/2/06 (FSA)                                       1,023,640
--------------------------------------------------------------------------------
        2,210,000  Orange County Local
                   Transportation Auth. Sales Tax
                   Rev., Series 1997 A, 5.70%,
                   2/15/08 (AMBAC)                                    2,493,300
--------------------------------------------------------------------------------
        1,805,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/15 (AMBAC)                             1,970,771
--------------------------------------------------------------------------------
        1,000,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/16 (AMBAC)                             1,084,180
--------------------------------------------------------------------------------
        3,030,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/17 (AMBAC)                             3,260,825
--------------------------------------------------------------------------------
        1,720,000  Orange County Recovery COP,
                   Series 1996 A, 6.00%, 7/1/07
                   (MBIA)                                             1,952,148
--------------------------------------------------------------------------------
        1,330,000  Oxnard Harbor District Rev.,
                   7.00%, 8/1/04 (FSA)                                1,402,778
--------------------------------------------------------------------------------
        1,830,000  Pomona Public Financing Auth.
                   Rev., Series 2001 AD, (Merged
                   Redevelopment), 4.75%,
                   2/1/13 (MBIA)                                      1,915,424
--------------------------------------------------------------------------------
        1,060,000  Redding Joint Powers
                   Financing Auth. Electric
                   System Rev., Series 1996 A,
                   6.25%, 6/1/07 (MBIA)                               1,209,036
--------------------------------------------------------------------------------
        1,010,000  Richmond Joint Powers
                   Financing Auth. Rev., Series
                   1995 A, 5.30%, 5/15/06                             1,092,931
--------------------------------------------------------------------------------
        8,000,000  Sacramento City Financing
                   Auth. Rev., Series 1993 A,
                   5.40%, 11/1/20 (AMBAC)                             8,659,280
--------------------------------------------------------------------------------
        5,290,000  Sacramento City Financing
                   Auth. Rev., Series 2002 A,
                   (City Hall & Redevelopment),
                   5.25%, 12/1/15 (FSA)                               5,701,456
--------------------------------------------------------------------------------
        1,625,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1992 A, 6.25%, 8/15/10
                   (MBIA)                                             1,896,310
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,890,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1992 C, 5.75%, 11/15/07
                   (MBIA)(1)                                       $  1,936,059
--------------------------------------------------------------------------------
        2,980,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1994 H, 5.75%, 1/1/04,
                   Prerefunded at 102% of Par
                   (MBIA)(1)                                          3,087,906
--------------------------------------------------------------------------------
        3,105,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1997 K, 5.70%, 7/1/17
                   (AMBAC)                                            3,514,674
--------------------------------------------------------------------------------
        5,005,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2001 O, 5.25%, 8/15/11
                   (MBIA)                                             5,536,731
--------------------------------------------------------------------------------
        1,000,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2003 S, 5.00%, 11/15/14
                   (MBIA)                                             1,070,530
--------------------------------------------------------------------------------
        5,000,000  San Bernardino County COP,
                   Series 1995 A, (Medical
                   Center), 5.75%, 8/1/07 (MBIA)                      5,634,300
--------------------------------------------------------------------------------
        1,695,000  San Buenaventura County COP,
                   Series 2002 B, 5.50%, 1/1/15
                   (AMBAC)                                            1,851,177
--------------------------------------------------------------------------------
        1,790,000  San Buenaventura County COP,
                   Series 2002 B, 5.50%, 1/1/16
                   (AMBAC)                                            1,944,423
--------------------------------------------------------------------------------
        2,030,000  San Diego Redevelopment
                   Agency Rev., (Horton Plaza),
                   5.70%, 11/1/17                                     2,133,733
--------------------------------------------------------------------------------
        2,635,000  San Diego Redevelopment
                   Agency Rev., (Horton Plaza),
                   5.80%, 11/1/21                                     2,735,525
--------------------------------------------------------------------------------
        1,460,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (North Park), 5.90%, 9/1/25                        1,495,361
--------------------------------------------------------------------------------
          935,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2003 A, (Horton Plaza),
                   4.65%, 11/1/16                                       881,051
--------------------------------------------------------------------------------
          980,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2003 A, (Horton Plaza),
                   4.75%, 11/1/17                                       922,964
--------------------------------------------------------------------------------
        4,000,000  San Diego Regional
                   Transportation Commission
                   Sales Tax Rev., Series 1994 A,
                   6.00%, 4/1/04 (FGIC)                               4,117,440
--------------------------------------------------------------------------------
        1,000,000  San Francisco City & County
                   Airports Commission Rev.,
                   Series 2001-27B, 5.25%,
                   5/1/17 (FGIC)                                      1,061,460
--------------------------------------------------------------------------------
        2,255,000  San Francisco City & County
                   Educational Facilities Unified
                   School District GO, Series
                   1999 B, 5.50%, 6/15/12                             2,473,690
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,115,000  San Francisco City & County
                   Redevelopment Financing
                   Auth. Tax Allocation Rev.,  Series
                   2003 C, 5.25%, 8/1/17
                   (FGIC)                                          $  1,188,189
--------------------------------------------------------------------------------
        2,680,000  San Mateo County
                   Transportation District Sales
                   Tax Rev., Series 1993 A,
                   5.25%, 6/1/18 (MBIA)                               2,893,328
--------------------------------------------------------------------------------
        1,155,000  Santa Ana Unified School
                   District GO, 5.375%, 8/1/18
                   (MBIA)                                             1,229,856
--------------------------------------------------------------------------------
        3,350,000  Santa Barbara County COP,
                   5.375%, 10/1/17 (AMBAC)                            3,600,949
--------------------------------------------------------------------------------
        1,000,000  Santa Clara Redevelopment
                   Agency Tax Allocation,
                   (Bayshore North), 5.00%,
                   6/1/15 (MBIA)                                      1,043,770
--------------------------------------------------------------------------------
        2,075,000  Santa Clara Valley Water
                   District COP, Series 2000 A,
                   5.20%, 2/1/13                                      2,224,089
--------------------------------------------------------------------------------
        1,120,000  Santa Fe Springs Community
                   Development Commission Rev.,
                   Series 2002 A, 5.375%,
                   9/1/16 (MBIA)                                      1,209,085
--------------------------------------------------------------------------------
        1,250,000  Santa Monica-Malibu Unified
                   School District GO, 5.25%,
                   8/1/13                                             1,374,638
--------------------------------------------------------------------------------
        2,000,000  Southern California Public
                   Power Auth. Rev., 6.75%,
                   7/1/10 (LOC: PNC Bank)                             2,364,160
--------------------------------------------------------------------------------
        5,000,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern  Transmission),
                   5.25%, 7/1/17
                   (FSA)                                              5,298,750
--------------------------------------------------------------------------------
        3,325,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern  Transmission),
                   5.25%, 7/1/18
                   (FSA)                                              3,501,292
--------------------------------------------------------------------------------
        1,975,000  Southwestern Community
                   College District GO, 5.625%,
                   8/1/17 (AMBAC)                                     2,158,280
--------------------------------------------------------------------------------
        2,000,000  Stanislaus County COP, 5.50%,
                   5/1/06 (MBIA)                                      2,190,620
--------------------------------------------------------------------------------
        2,770,000  Stockton Community Facilities
                   District Special Tax, (No. 1
                   Weston Ranch), 5.40%, 9/1/15                       2,863,211
--------------------------------------------------------------------------------
          325,000  Stockton Community Facilities
                   District Special Tax, (No. 1
                   Weston Ranch), 5.50%, 9/1/16                         335,936
--------------------------------------------------------------------------------
        1,800,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/10 (AMBAC)                              1,990,332
--------------------------------------------------------------------------------
        1,025,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/13 (FSA)                                1,106,242
--------------------------------------------------------------------------------
        1,080,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/14 (FSA)                                1,161,119
--------------------------------------------------------------------------------
        1,135,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/15 (FSA)                                1,214,677
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          21

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,195,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/16 (FSA)                             $  1,274,826
--------------------------------------------------------------------------------
          730,000  Taft Public Financing Auth.
                   Lease Rev., Series 1997 A,
                   (Community Correctional
                   Facility), 5.50%, 1/1/06                             761,660
--------------------------------------------------------------------------------
        1,760,000  Tobacco Securitization Auth. of
                   Southern California Rev.,
                   Series 2002 A, 4.60%, 6/1/10                       1,566,470
--------------------------------------------------------------------------------
        2,410,000  Tobacco Securitization Auth. of
                   Southern California Rev.,
                   Series 2002 A, 4.70%, 6/1/11                       2,109,256
--------------------------------------------------------------------------------
        5,000,000  University of California Rev.,
                   Series 2003 A, 5.00%,
                   5/15/12 (AMBAC)(3)                                 5,406,850
--------------------------------------------------------------------------------
        3,000,000  Ventura County Public
                   Financing Auth. COP, 4.75%,
                   8/15/11 (FSA)                                      3,162,660
--------------------------------------------------------------------------------
        3,980,000  Whittier Health Facility Rev.,
                   (Presbyterian Intercommunity),
                   6.00%, 6/1/06 (MBIA)                               4,412,308
--------------------------------------------------------------------------------
        3,250,000  Woodland Finance Auth. Lease
                   Rev., 3.00%, 3/1/06 (XLCA)                         3,338,855
--------------------------------------------------------------------------------
        1,465,000  Woodland Wastewater System
                   COP, 6.00%, 3/1/06 (AMBAC)                         1,614,782
--------------------------------------------------------------------------------
                                                                    403,274,520
--------------------------------------------------------------------------------
GUAM -- 1.0%
--------------------------------------------------------------------------------
        4,000,000  Guam Government GO, Series
                   2001 A, (Section 30), 5.50%,
                   12/1/10 (FSA)                                      4,524,320
--------------------------------------------------------------------------------
NORTHERN MARIANA ISLANDS -- 0.5%
--------------------------------------------------------------------------------
        1,000,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/08 (ACA)                        1,090,890
--------------------------------------------------------------------------------
        1,000,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/09 (ACA)                        1,087,780
--------------------------------------------------------------------------------
                                                                      2,178,670
--------------------------------------------------------------------------------
PUERTO RICO -- 6.8%
--------------------------------------------------------------------------------
        5,000,000  Childrens Trust Fund Tobacco
                   Settlement Rev., 5.00%,
                   7/1/08(1)                                          5,548,150
--------------------------------------------------------------------------------
        1,000,000  Puerto Rico Commonwealth
                   GO, Series 2003 C, 5.00%,
                   7/1/08 (FSA)                                       1,099,830
--------------------------------------------------------------------------------
        3,000,000  Puerto Rico Commonwealth
                   Infrastructure Financing Auth.
                   Special Tax Rev., Series
                   1998 A, 5.50%, 7/1/08
                   (AMBAC)                                            3,386,520
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,700,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 II,
                   5.375%, 7/1/18 (MBIA)                           $  4,002,253
--------------------------------------------------------------------------------
        2,655,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 KK,
                   5.25%, 7/1/13 (FSA)                                2,938,554
--------------------------------------------------------------------------------
        3,140,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 KK,
                   5.50%, 7/1/14 (FSA)                                3,543,396
--------------------------------------------------------------------------------
        1,450,000  Puerto Rico Municipal Finance
                   Agency GO, Series 1999 B,
                   6.00%, 8/1/15 (FSA)                                1,656,393
--------------------------------------------------------------------------------
        3,090,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 1995 A,
                   6.25%, 7/1/09 (AMBAC)                              3,615,949
--------------------------------------------------------------------------------
        4,670,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                   (Government Facilities),
                   5.25%, 7/1/11                                      5,039,678
--------------------------------------------------------------------------------
                                                                     30,830,723
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 0.2%
--------------------------------------------------------------------------------
        1,050,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1998 A,
                   5.50%, 10/1/13                                     1,088,388
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $421,104,545)                                                 441,896,621
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 2.4%

CALIFORNIA -- 2.4%
--------------------------------------------------------------------------------
        3,400,000  California Department of Water
                   Resources Rev., Series 2002 B2,
                   VRDN, 0.85%, 9/2/03 (LOC:
                   BNP Paribas)                                       3,400,000
--------------------------------------------------------------------------------
        1,500,000  Los Angeles Community
                   Redevelopment Agency Rev.,
                   (Grand Promenade), VRDN,
                   0.80%, 9/4/03 (FHLMC)                              1,500,000
--------------------------------------------------------------------------------
        5,940,000  Oakland Joint Powers
                   Financing Auth. Rev., Series
                   1998 A2, VRDN, 0.80%,
                   9/4/03 (FSA)                                       5,940,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL  SECURITIES
(Cost $10,840,000)                                                   10,840,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $431,944,545)                                                $452,736,621
================================================================================

See Notes to Financial Statements.                                   (continued)

-----

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2003

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective August 31, 2003.

XLCA = XL Capital Assurance Corp.

(1)  Escrowed to maturity in U.S. government securities or state and local government securities.

(2)  Security, or a portion thereof, has been segregated for a when-issued security.

(3)  When-issued security.

See Notes to Financial Statements.

                                                                          -----
                                                                          23

California Long-Term Tax-Free - Performance

TOTAL RETURNS AS OF AUGUST 31, 2003
                                                 -------------------------------
                                                     AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------------------
                                                                         SINCE     INCEPTION
                                      1 YEAR     5 YEARS    10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------------------
CALIFORNIA LONG-TERM TAX-FREE         1.81%       4.60%       5.47%      7.52%       11/9/83
--------------------------------------------------------------------------------------------
LEHMAN LONG-TERM MUNICIPAL
BOND INDEX                            2.62%       5.05%       6.06%      9.16%(1)       --
--------------------------------------------------------------------------------------------
AVERAGE RETURN OF LIPPER'S CALIF.
MUNICIPAL DEBT FUNDS                  1.36%       3.96%       5.04%      7.52%(2)       --
--------------------------------------------------------------------------------------------
Fund's Lipper Ranking(3)            42 of 120   15 of 90     9 of 49       --           --
--------------------------------------------------------------------------------------------

(1)  Since 10/31/83, the date nearest the fund's inception for which data are available.

(2)  Since 11/10/83, the date nearest the fund's inception for which data are available.

(3)  Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made August 31, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended August 31
-----------------------------------------------------------------------------------------------------------------
                       1994     1995     1996      1997      1998      1999     2000      2001     2002     2003
-----------------------------------------------------------------------------------------------------------------
CALIFORNIA LONG-
TERM TAX-FREE         -0.79%    7.21%    6.77%     9.70%     9.25%    -1.85%    7.79%    10.55%    5.14%    1.81%
-----------------------------------------------------------------------------------------------------------------
LEHMAN LONG-
TERM MUNICIPAL
BOND INDEX            -2.05%    9.43%    6.88%    11.24%    10.51%    -2.14%    7.34%    12.35%    5.62%    2.62%
-----------------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees)
that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

California Long-Term Tax-Free - Portfolio Commentary

By Dave MacEwen, portfolio manager

FUND RETURNS BEAT LIPPER  PEER AVERAGES

California Long-Term Tax-Free (Cal Long-Term) performed well relative to its fund peers during the fiscal year ended August 31, 2003. The fund returned 1.81%
compared with the 1.36% average return of 120 California municipal debt funds tracked by Lipper Inc., earning a top 35% ranking in the Lipper group.
Longer-term performance ranked even higher: For the five- and 10-year periods ended August 31, 2003, the fund's returns ranked in the top 20% (see page 24 for more details).

SEC YIELD EARNS TOP-THIRD  LIPPER RANKING

As of August 31, 2003, Cal Long-Term's 30-day SEC yield was 3.92%, compared with the 3.74% Lipper group average, earning a top 33% ranking out of 125 California municipal debt funds. Part of the reason for the higher yield was lower expenses; Cal Long-Term's expense ratio for the year ended August 31, 2003, was
0.51%, less than half the 1.07% average of the Lipper group.

Also, since Cal Long-Term's yield is federal and state tax-exempt for California investors, it equates to a significantly higher tax-equivalent yield. The table above shows the tax-equivalent yields for investors in four common combined  tax brackets.

ADR, ANOTHER WAY TO REPORT YIELD

The yield table also shows an annualized distribution rate (ADR). ADRs are relatively easy to calculate--they're based on fund distributions rather than investment income. Cal Long-Term's ADR equals the ordinary dividends earned over the 30 days ended August 31, 2003, multiplied by 12 and divided by the current share price (net asset value) at the end of the period.

ECONOMIC & BOND  MARKET PERSPECTIVE

Returns remained positive for most Cal muni bonds for the fiscal year ended
August 31, 2003--the Lehman Brothers index of 5,500 investment-grade Cal tax-exempt bonds returned 2%. That happened despite several factors that put downward pressure on bond prices and caused the Cal tax-exempt index and Cal
Long-Term's broad market index (the Lehman Brothers Long-Term Municipal Bond
Index) to decline about 1% in the second half of the fiscal year.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           8/31/03               8/31/02
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  16.0 yrs              16.1 yrs
--------------------------------------------------------------------------------
Average Duration                           7.0 yrs               6.5 yrs
--------------------------------------------------------------------------------

YIELDS AS OF AUGUST 31, 2003
--------------------------------------------------------------------------------
   30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                      3.92%
--------------------------------------------------------------------------------
   30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                    5.76%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                    6.00%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                    6.45%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                    6.65%
--------------------------------------------------------------------------------
  ANNUALIZED DISTRIBUTION RATE (ADR)
--------------------------------------------------------------------------------
                                                      4.69%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income taxes.

                                                                     (continued)

                                                                          -----
                                                                          25

California Long-Term Tax-Free - Portfolio Commentary

Those factors included improving national economic conditions (which triggered a strong stock market rally--the S&P 500 and the Nasdaq Composite indices were up
12% and 38% respectively for the fiscal year); rising federal and state budget deficits (more bonds were issued, meaning lower bond prices); a summer selloff
(including one of the worst months--July--in U.S. bond market history); and
California's fiscal and political uncertainty (resulting from credit rating downgrades, a lingering budget shortfall, and a recall election for the state's governor).

But there was also good news for bonds, particularly earlier in the fiscal year.
Annualized U.S. economic growth was just 1.4% in the fourth quarter of 2002 and the first quarter of 2003. Excess capacity and declines in demand related to the war with Iraq made it difficult for the manufacturing and labor markets to recover from the 2001 recession, forcing the Federal Reserve to cut its short-term interest rate target two more times. As a result, U.S. bonds mostly rallied from the end of October through mid-June. Not even the subsequent summer selloff could erase all of those positive returns.

Cal munis generally had lower returns compared with the national muni market;
the broad market index (+2.62%) outperformed the Cal index (+2%). But as Cal yields rose, Cal bonds became attractive again to investors. Keeping  in mind that California still has an investment-grade bond rating, muni investors began to anticipate that the yield premium will diminish (Cal munis would outperform)
as the national economy improves, the recall election fades in the rearview mirror, and state budgetary problems are resolved. In fact, strong demand helped
Cal muni bond yields decline in August 2003.

OTHER FISCAL-YEAR FUND PERFORMANCE FACTORS

Our primary investment objective is to seek income that is exempt from federal and California income tax. We also attempt to protect the value of the investment portfolio. Strategies we employed during the fiscal year included minimizing exposure to direct state general obligation bonds and managing the portfolio's sensitivity to interest rate changes using noncallable and premium bonds. We think the premium bonds should continue to help provide some cushion for the portfolio if interest rates rise.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/03               2/28/03
--------------------------------------------------------------------------------
AAA                                          74%                   73%
--------------------------------------------------------------------------------
AA                                            6%                    4%
--------------------------------------------------------------------------------
A                                            10%                   12%
--------------------------------------------------------------------------------
BBB                                          10%                   11%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF AUGUST 31, 2003
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
COPs/Leases                                                        27%
--------------------------------------------------------------------------------
Tax Allocation Revenue                                             14%
--------------------------------------------------------------------------------
GO                                                                 10%
--------------------------------------------------------------------------------
Electric Revenue                                                    9%
--------------------------------------------------------------------------------
Water and Sewer Revenue                                             8%
--------------------------------------------------------------------------------

-----

California Long-Term Tax-Free - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 99.5%

CALIFORNIA -- 98.5%
--------------------------------------------------------------------------------
      $ 1,980,000  Alameda COP, 5.00%, 5/1/25                      $  1,885,475
--------------------------------------------------------------------------------
        1,190,000  Alameda Corridor
                   Transportation Auth. Rev.,
                   Series 1999 A, 5.125%,
                   10/1/17 (MBIA)                                     1,241,682
--------------------------------------------------------------------------------
        2,300,000  Alameda County COP, 6.80%,
                   6/15/17 (MBIA)(1)                                  1,142,824
--------------------------------------------------------------------------------
       10,235,000  Antioch Public Financing Auth.
                   Rev., Series 2002 A,
                   (Municipal Facilities), 5.50%,
                   1/1/32 (MBIA)                                     10,653,152
--------------------------------------------------------------------------------
        4,730,000  Antioch Public Financing Auth.
                   Rev., Series 2002 B,
                   (Municipal Facilities), 5.625%,
                   1/1/22 (MBIA)                                      5,064,316
--------------------------------------------------------------------------------
        6,005,000  Antioch Public Financing Auth.
                   Rev., Series 2002 B,
                   (Municipal Facilities), 5.625%,
                   1/1/27 (MBIA)                                      6,346,384
--------------------------------------------------------------------------------
        1,000,000  Banning COP, (Wastewater
                   System, Refunding &
                   Improvement), 8.00%, 1/1/19
                   (AMBAC)                                            1,266,190
--------------------------------------------------------------------------------
        1,205,000  Berryessa Union School
                   District GO, Series 2001 B,
                   (Election of 1999), 5.375%,
                   8/1/17 (FSA)                                       1,290,422
--------------------------------------------------------------------------------
        1,205,000  Berryessa Union School
                   District GO, Series 2001 B,
                   (Election of 1999), 5.375%,
                   8/1/18 (FSA)                                       1,283,096
--------------------------------------------------------------------------------
        1,500,000  Big Bear Lake Water Rev.,
                   6.00%, 4/1/22 (MBIA)                               1,712,640
--------------------------------------------------------------------------------
        1,000,000  Blythe Redevelopment No. 1
                   Tax Allocation Rev., 5.80%,
                   5/1/28                                             1,019,440
--------------------------------------------------------------------------------
        1,950,000  Cabrillo Community College
                   District GO, Series 2000 B,
                   6.15%, 8/1/20 (FGIC)(1)                              787,196
--------------------------------------------------------------------------------
        7,300,000  California Department of Water
                   Resources Rev., Series 2002 A,
                   5.375%, 5/1/22                                     7,390,009
--------------------------------------------------------------------------------
        4,000,000  California Educational Facilities
                   Auth. Rev., (Pepperdine
                   University), 5.75%, 9/15/30                        4,260,680
--------------------------------------------------------------------------------
        1,930,000  California Educational Facilities
                   Auth. Rev., (Southwestern
                   University), 5.00%, 11/1/23                        1,871,907
--------------------------------------------------------------------------------
        8,570,000  California Educational Facilities
                   Auth. Rev., (University of
                   Southern California), 5.50%,
                   10/1/27                                            8,896,688
--------------------------------------------------------------------------------
        1,920,000  California Educational Facilities
                   Auth. Rev., (Western University
                   Health Sciences), 6.00%,
                   10/1/32                                            1,941,984
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,035,000  California Educational Facilities
                   Auth. Rev., Series 1997 B,
                   (Pooled College & University
                   Projects), 6.30%, 4/1/21                        $  3,196,098
--------------------------------------------------------------------------------
        3,000,000  California GO, 6.125%,
                   10/1/11 (AMBAC)                                    3,479,430
--------------------------------------------------------------------------------
        3,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1989 A, (Kaiser Permanente),
                   7.15%, 10/1/09(1)                                  2,350,560
--------------------------------------------------------------------------------
        1,385,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1992 A, 6.75%, 3/1/20
                   (California Mortgage
                   Insurance)                                         1,403,905
--------------------------------------------------------------------------------
        1,290,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1992 C, (AIDS Healthcare
                   Foundation), 6.25%, 9/1/17
                   (California Mortgage
                   Insurance)                                         1,307,067
--------------------------------------------------------------------------------
        5,165,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1993 C, (St. Francis Memorial
                   Hospital), 5.875%, 11/1/23(2)                      5,858,969
--------------------------------------------------------------------------------
          600,000  California Housing Finance
                   Agency Multi-Unit Rental Rev.,
                   6.875%, 2/1/22                                       603,156
--------------------------------------------------------------------------------
        1,855,000  California Housing Finance
                   Agency Single Family
                   Mortgage Rev., Series
                   1998 C4, 5.65%, 8/1/16
                   (FHA/VA)                                           1,937,919
--------------------------------------------------------------------------------
        2,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Claremont University
                   Consortium), 5.25%, 10/1/33                        1,986,420
--------------------------------------------------------------------------------
        4,000,000  California Public Works Board
                   Lease Rev., Series 1993 A,
                   (Department of Corrections),
                   5.00%, 12/1/19 (AMBAC)                             4,141,960
--------------------------------------------------------------------------------
        1,000,000  California Public Works Board
                   Lease Rev., Series 1993 B,
                   (Various University of
                   California Projects), 5.25%,
                   6/1/20                                             1,050,740
--------------------------------------------------------------------------------
       18,600,000  California Public Works Board
                   Lease Rev., Series 1993 D,
                   (Department of Corrections),
                   5.25%, 6/1/15 (FSA)                               20,207,039
--------------------------------------------------------------------------------
       10,000,000  California Rev. Anticipation
                   Warrants, Series 2003 A,
                   2.00%, 6/16/04                                    10,014,300
--------------------------------------------------------------------------------
        3,135,000  California State Universities
                   and Colleges Rev., 5.75%,
                   11/1/15 (FGIC)                                     3,424,549
--------------------------------------------------------------------------------
        3,925,000  California Statewide
                   Communities Development
                   Auth. Rev. COP, (Gemological
                   Institute), 6.75%, 5/1/10
                   (Connie Lee)                                       4,717,301
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          27

California Long-Term Tax-Free - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $16,000,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 1998 A,
                   (Sherman Oaks), 5.00%,
                   8/1/22 (AMBAC, California
                   Mortgage Insurance)                             $ 15,873,759
--------------------------------------------------------------------------------
        5,110,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2003 A,
                   5.25%, 10/1/23 (FSA)                               5,244,649
--------------------------------------------------------------------------------
        1,040,000  California University System
                   Rev., Series 2002 A,
                   (Sacramento Auxiliary), 5.50%,
                   10/1/32 (MBIA)                                     1,082,567
--------------------------------------------------------------------------------
        1,340,000  California University System
                   Rev., Series 2002 A,
                   (Sacramento Auxiliary), 5.50%,
                   10/1/37 (MBIA)                                     1,392,059
--------------------------------------------------------------------------------
        5,695,000  Capistrano Unified School
                   District Community Facilities
                   Special Tax Rev., (Refunding
                   Issue 1988-1), 6.50%, 9/1/14
                   (FSA)                                              6,463,483
--------------------------------------------------------------------------------
        1,275,000  Carson Redevelopment Agency
                   Residential Mortgage COP,
                   (Area No. 1), 5.50%, 10/1/16
                   (MBIA)                                             1,424,838
--------------------------------------------------------------------------------
        1,520,000  Castaic Lake Water Agency
                   COP, Series 1994 A, (Water
                   System Improvement), 7.00%,
                   8/1/12 (MBIA)                                      1,863,003
--------------------------------------------------------------------------------
        2,700,000  Cerritos Public Financing Auth.
                   Tax Allocation Rev., Series
                   1993 A, (Los Coyotes
                   Redevelopment), 6.50%,
                   11/1/23 (AMBAC)                                    3,259,143
--------------------------------------------------------------------------------
        7,000,000  Cerritos Public Financing Auth.
                   Tax Allocation Rev., Series
                   2002 B, 5.20%, 11/1/24                             6,516,090
--------------------------------------------------------------------------------
        1,320,000  Coalinga Public Financing Auth.
                   Local Obligation Rev., Series
                   1998 A, 6.375%, 9/15/21
                   (AMBAC)                                            1,576,172
--------------------------------------------------------------------------------
       13,500,000  Compton Community
                   Redevelopment Agency Tax
                   Allocation Rev., Series 1995 A,
                   6.50%, 8/1/13 (FSA)                               14,880,510
--------------------------------------------------------------------------------
        2,615,000  Concord Joint Powers
                   Financing Auth. Lease Rev.,
                   (Concord Avenue Parking
                   Structure), 5.125%, 3/1/23                         2,592,720
--------------------------------------------------------------------------------
        2,580,000  Concord Joint Powers
                   Financing Auth. Lease Rev.,
                   (Police Facilities), 5.25%,
                   8/1/13                                             2,797,675
--------------------------------------------------------------------------------
        2,200,000  Contra Costa Water District
                   Rev., Series 1992 E, 6.25%,
                   10/1/12 (AMBAC)                                    2,559,414
--------------------------------------------------------------------------------
        2,400,000  Covina-Valley Unified School
                   District GO, Series 2002 A,
                   5.50%, 8/1/26 (FSA)                                2,512,944
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,580,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/19
                   (FGIC)                                          $  1,671,245
--------------------------------------------------------------------------------
        2,620,000  Escondido Unified School
                   District COP, 4.75%, 7/1/19
                   (MBIA)                                             2,656,339
--------------------------------------------------------------------------------
        3,100,000  Foothill-De Anza Community
                   College District COP, 6.25%,
                   9/1/13 (Connie Lee)                                3,162,899
--------------------------------------------------------------------------------
        1,975,000  Fresno Sewer Rev., Series
                   1993 A1, 6.25%, 9/1/14
                   (AMBAC)                                            2,322,205
--------------------------------------------------------------------------------
        1,965,000  Glendale Unified School
                   District GO, Series 2001 D,
                   5.375%, 9/1/20 (MBIA)                              2,072,210
--------------------------------------------------------------------------------
        4,195,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., Series 2003 A1, 6.75%,
                   6/1/39                                             3,459,700
--------------------------------------------------------------------------------
        2,000,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., Series 2003 A3, 7.875%,
                   6/1/42                                             1,904,880
--------------------------------------------------------------------------------
        9,350,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (AMBAC)                                     9,740,737
--------------------------------------------------------------------------------
        2,815,000  John Swett Unified School
                   District GO, Series 2002 A,
                   5.50%, 8/1/26 (FSA)                                2,936,805
--------------------------------------------------------------------------------
        1,815,000  Kern High School District GO,
                   7.15%, 8/1/14 (MBIA)(2)                            2,299,296
--------------------------------------------------------------------------------
        1,340,000  Kern High School District GO,
                   Series 1992 C, 6.25%, 8/1/13
                   (MBIA)(2)                                          1,595,176
--------------------------------------------------------------------------------
        3,630,000  Kern High School District GO,
                   Series 1993 D, 7.00%, 8/1/17
                   (MBIA)(2)                                          3,789,756
--------------------------------------------------------------------------------
          635,000  Lakewood Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 1992 A, (Project No. 1),
                   6.50%, 9/1/17 (FSA)                                  643,769
--------------------------------------------------------------------------------
        1,335,000  Little Lake City School District
                   GO, Series 2000 A, 6.125%,
                   7/1/25 (FSA)                                       1,494,746
--------------------------------------------------------------------------------
        1,055,000  Little Lake City School District
                   GO, Series 2002 B, 5.375%,
                   7/1/27 (FSA)                                       1,086,618
--------------------------------------------------------------------------------
        1,605,000  Long Beach Bond Finance
                   Auth. Lease Rev., (Plaza
                   Parking Facility), 5.25%,
                   11/1/21                                            1,624,549
--------------------------------------------------------------------------------
        2,000,000  Long Beach Bond Finance
                   Auth. Lease Rev., (Plaza
                   Parking Facility), 5.375%,
                   11/1/27                                            2,014,700
--------------------------------------------------------------------------------
        1,305,000  Los Altos Association of Bay
                   Area Governments COP, 5.90%,
                   5/1/27                                             1,331,257
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----

California Long-Term Tax-Free - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,285,000  Los Angeles Community
                   Redevelopment Agency
                   Housing Rev., Series 1994 A,
                   6.45%, 7/1/17 (AMBAC)                           $  3,436,176
--------------------------------------------------------------------------------
          400,000  Los Angeles Community
                   Redevelopment Agency
                   Housing Rev., Series 1994 C,
                   7.00%, 1/1/14 (AMBAC)                                412,640
--------------------------------------------------------------------------------
        3,500,000  Los Angeles Community
                   Redevelopment Agency Tax
                   Allocation Rev., Series 1993 H,
                   (Bunker Hill), 6.50%, 12/1/14
                   (FSA)                                              3,611,650
--------------------------------------------------------------------------------
        4,000,000  Los Angeles Community
                   Redevelopment Agency Tax
                   Allocation Rev., Series 1993 H,
                   (Bunker Hill), 6.50%, 12/1/15
                   (FSA)                                              4,127,160
--------------------------------------------------------------------------------
        8,000,000  Metropolitan Water District of
                   Southern California Rev.,
                   5.75%, 8/10/18                                     9,074,640
--------------------------------------------------------------------------------
        1,915,000  Mid-Peninsula Regional Open
                   Space District Financing Auth.
                   Rev., 5.90%, 9/1/14 (AMBAC)                        2,109,353
--------------------------------------------------------------------------------
        5,150,000  Mid-Peninsula Regional Open
                   Space District GO, 7.00%,
                   9/1/14                                             5,513,590
--------------------------------------------------------------------------------
       10,655,000  Modesto, Stockton, Redding
                   Public Power Agency Rev.,
                   Series 1989 D, (San Juan),
                   6.75%, 7/1/20 (MBIA)(2)                           12,871,773
--------------------------------------------------------------------------------
        1,065,000  Mountain View School District
                   Santa Clara County GO, Series
                   2000 B, 6.125%, 7/1/25 (FSA)                       1,192,438
--------------------------------------------------------------------------------
        1,000,000  New Haven Unified School
                   District GO, 12.00%, 8/1/18
                   (FSA)                                              1,760,040
--------------------------------------------------------------------------------
        1,000,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.50%,
                   10/1/14 (AMBAC)                                    1,118,500
--------------------------------------------------------------------------------
        6,110,000  Oakland Redevelopment
                   Agency Tax Allocation Rev.,
                   (Central District), 5.50%,
                   2/1/14 (AMBAC)                                     6,799,208
--------------------------------------------------------------------------------
        1,680,000  Oceanside COP, Series 2003 A,
                   5.25%, 4/1/17 (AMBAC)                              1,776,516
--------------------------------------------------------------------------------
        3,100,000  Oxnard School District GO,
                   Series 2001 A, 5.75%, 8/1/22
                   (MBIA)                                             3,448,967
--------------------------------------------------------------------------------
        2,950,000  Pasadena COP, (Old Pasadena
                   Parking Facility), 6.25%,
                   1/1/18                                             3,407,486
--------------------------------------------------------------------------------
        2,500,000  Pico Rivera Water Auth. Rev.,
                   Series 1999 A, (Water
                   Systems), 5.50%, 5/1/29
                   (MBIA)                                             2,681,325
--------------------------------------------------------------------------------
        4,475,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development), 6.20%, 8/1/19                        4,725,332
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 5,000,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development), 6.25%, 8/1/26                     $  5,252,750
--------------------------------------------------------------------------------
        1,130,000  Pomona COP, Series 2002 AE,
                   (Mission Promenade), 5.375%,
                   10/1/19 (AMBAC)                                    1,197,133
--------------------------------------------------------------------------------
        1,000,000  Pomona Unified School
                   District GO, Series 2000 A,
                   6.55%, 8/1/29 (MBIA)                               1,224,610
--------------------------------------------------------------------------------
        1,000,000  Pomona Unified School
                   District GO, Series 2001 A,
                   6.15%, 8/1/30 (MBIA)                               1,143,910
--------------------------------------------------------------------------------
        3,000,000  Poway Housing Rev.,
                   (Poinsettia Mobile Home
                   Park), 5.50%, 5/1/38                               2,896,290
--------------------------------------------------------------------------------
        1,110,000  Poway Redevelopment Agency
                   COP, (Paguay Redevelopment),
                   5.375%, 12/15/20 (AMBAC)                           1,164,534
--------------------------------------------------------------------------------
          585,000  Redlands Unified School
                   District COP, 6.00%, 9/1/12
                   (FSA)                                                587,071
--------------------------------------------------------------------------------
        1,000,000  Redwood City Elementary
                   School District GO, 5.00%,
                   8/1/16 (FGIC)                                      1,066,250
--------------------------------------------------------------------------------
        1,500,000  Sacramento City Financing
                   Auth. Lease Rev., Series
                   1993 A, 5.40%, 11/1/20
                   (AMBAC)                                            1,623,615
--------------------------------------------------------------------------------
        1,000,000  Sacramento City Financing
                   Auth. Rev., 5.50%, 6/1/20                          1,058,680
--------------------------------------------------------------------------------
        1,915,000  Sacramento City Financing
                   Auth. Rev., 5.60%, 6/1/24                          2,016,380
--------------------------------------------------------------------------------
       12,500,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1997 K, 5.25%, 7/1/24
                   (AMBAC)                                           13,058,000
--------------------------------------------------------------------------------
        3,555,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2001 P, 5.25%, 8/15/20 (FSA)                       3,697,662
--------------------------------------------------------------------------------
        5,000,000  Sacramento Power Auth. Rev.,
                   (Cogeneration Projects),
                   6.00%, 7/1/22                                      5,176,350
--------------------------------------------------------------------------------
        1,000,000  Saddleback Valley Unified
                   School District Public
                   Financing Auth. Special Tax  Rev.,
                   Series 1997 A, 6.00%,
                   9/1/16 (FSA)                                       1,163,110
--------------------------------------------------------------------------------
        1,345,000  San Diego Community College
                   District Lease Rev., 6.125%,
                   12/1/06, Prerefunded at
                   102% of Par (MBIA)(2)                              1,550,906
--------------------------------------------------------------------------------
       10,400,000  San Diego County COP,
                   5.625%, 9/1/12 (AMBAC)                            11,640,720
--------------------------------------------------------------------------------
        4,640,000  San Diego County COP,
                   (Burnham Institute), 6.25%,
                   9/1/29                                             4,752,798
--------------------------------------------------------------------------------
        3,500,000  San Diego County Regional
                   Transportation Commission
                   Sales Tax Rev., Series 1991 A,
                   6.93%, 4/1/04(1)(2)                                3,480,015
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          29

California Long-Term Tax-Free - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,355,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (Centre City Redevelopment),
                   5.25%, 9/1/19 (FSA)                             $  3,510,337
--------------------------------------------------------------------------------
        2,600,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (Centre City Redevelopment),
                   5.25%, 9/1/20 (FSA)                                2,703,610
--------------------------------------------------------------------------------
          510,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2003 A, (Horton Plaza),
                   4.85%, 11/1/18                                       483,643
--------------------------------------------------------------------------------
        1,090,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2003 A, (Horton Plaza),
                   5.05%, 11/1/20                                     1,026,508
--------------------------------------------------------------------------------
        5,000,000  San Diego Unified School
                   District GO, Series 2003 E,
                   (Election 1998), 5.25%,
                   7/1/23 (FSA)                                       5,139,100
--------------------------------------------------------------------------------
        2,715,000  San Marcos Public Facilities
                   Auth. Rev., Series 2000 A, (Tax
                   Increment Project Area 3),
                   6.75%, 10/1/30                                     2,923,050
--------------------------------------------------------------------------------
        3,535,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.50%, 7/1/15 (MBIA)                               4,255,857
--------------------------------------------------------------------------------
        3,975,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.50%, 7/1/16 (MBIA)                               4,802,118
--------------------------------------------------------------------------------
        4,000,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.00%, 7/1/19 (MBIA)                               4,632,080
--------------------------------------------------------------------------------
        1,000,000  San Mateo County
                   Transportation District Sales
                   Tax Rev., Series 1993 A,
                   5.25%, 6/1/18 (MBIA)                               1,079,600
--------------------------------------------------------------------------------
        3,500,000  Santa Ana Financing Auth.
                   Lease Rev., 6.25%, 7/1/15
                   (MBIA)                                             4,097,590
--------------------------------------------------------------------------------
        3,355,000  Santa Barbara County GO,
                   5.50%, 10/1/22 (AMBAC)                             3,542,276
--------------------------------------------------------------------------------
        2,000,000  Santa Margarita-Dana Point
                   Auth. Rev., Series 1994 B,
                   (Improvement Districts 3, 3A,
                   4, 4A), 7.25%, 8/1/14 (MBIA)                       2,521,840
--------------------------------------------------------------------------------
        4,470,000  Sierra Unified School District
                   COP, 6.125%, 3/1/18                                4,586,265
--------------------------------------------------------------------------------
        2,415,000  Solano County COP, 5.25%,
                   11/1/22 (MBIA)                                     2,475,786
--------------------------------------------------------------------------------
        1,625,000  Solano County COP, 5.25%,
                   11/1/23 (MBIA)                                     1,659,873
--------------------------------------------------------------------------------
        2,500,000  South Coast Air Quality
                   Management District Building
                   Corp. Rev., (Installment Sale
                   Headquarters), 6.00%, 8/1/11
                   (AMBAC)                                            2,886,625
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,705,000  South Gate COP, Series 2002 A,
                   5.50%, 9/1/21 (AMBAC)                           $  2,880,906
--------------------------------------------------------------------------------
        2,000,000  South Gate Public Financing
                   Auth. Tax Allocation Rev.,
                   (Redevelopment Project No. 1),
                   5.75%, 9/1/22 (XLCA)                               2,144,160
--------------------------------------------------------------------------------
        1,800,000  South Gate Public Financing
                   Auth. Tax Allocation Rev.,
                   (Redevelopment Project No. 1),
                   5.125%, 9/1/24 (XLCA)                              1,781,730
--------------------------------------------------------------------------------
        1,425,000  Southern California Public
                   Power Auth. Rev., 7.00%,
                   7/1/09 (Pittsburgh National
                   Bank)                                              1,494,968
--------------------------------------------------------------------------------
        3,260,000  Southern California Public
                   Power Auth. Rev., 6.00%,
                   7/1/18 (Pittsburgh National
                   Bank)                                              3,263,521
--------------------------------------------------------------------------------
        7,315,000  Southern California Public
                   Power Auth. Rev., (Multiple
                   Projects), 6.75%, 7/1/12 (FSA)                     8,854,442
--------------------------------------------------------------------------------
        3,730,000  Southern California Public
                   Power Auth. Rev., (Multiple
                   Projects), 6.75%, 7/1/13 (FSA)                     4,540,343
--------------------------------------------------------------------------------
        3,000,000  Southern California Public
                   Power Auth. Rev., Series
                   1989 A, 7.15%, 7/1/04
                   (AMBAC)(1)                                         2,972,160
--------------------------------------------------------------------------------
        5,635,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern Transmission
                   Project), 5.25%,
                   7/1/16 (FSA)                                       6,014,179
--------------------------------------------------------------------------------
        2,000,000  Southern Orange County
                   Finance Auth. Special Tax Rev.,
                   Series 1994 A, 7.00%, 9/1/11
                   (MBIA)                                             2,440,060
--------------------------------------------------------------------------------
        1,525,000  Stanton Redevelopment
                   Agency Tax Allocation Rev.,
                   (Community Development),
                   5.45%, 12/1/17 (AMBAC)                             1,568,737
--------------------------------------------------------------------------------
        2,850,000  Stockton Health Facilities Auth.
                   Rev., Series 1997 A, (Dameron
                   Hospital Association), 5.70%,
                   12/1/14                                            2,951,318
--------------------------------------------------------------------------------
        1,255,000  Sweetwater Auth. Water Rev.,
                   5.50%, 4/1/17 (FSA)                                1,357,772
--------------------------------------------------------------------------------
        1,325,000  Sweetwater Auth. Water Rev.,
                   5.50%, 4/1/18 (FSA)                                1,428,827
--------------------------------------------------------------------------------
        2,000,000  Taft Public Financing Auth.
                   Lease Rev., Series 1997 A,
                   (Community Correctional
                   Facility), 6.05%, 1/1/17                           2,086,780
--------------------------------------------------------------------------------
        2,500,000  Ukiah Electric Rev., 6.25%,
                   6/1/18 (MBIA)                                      2,942,575
--------------------------------------------------------------------------------
        1,445,000  Walnut Valley Unified School
                   District GO, Series 1992 B,
                   6.00%, 8/1/10 (AMBAC)                              1,679,018
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

California Long-Term Tax-Free - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,020,000  Watsonville Insured Hospital
                   Rev., Series 1996 A,
                   (Community Hospital), 6.20%,
                   7/1/12 (California Mortgage
                   Insurance)(2)                                   $  3,512,351
--------------------------------------------------------------------------------
        2,185,000  West Kern County Water
                   District COP, 5.625%, 6/1/31                       2,195,685
--------------------------------------------------------------------------------
        4,525,000  Woodland COP, (Wastewater
                   System Reference), 5.75%,
                   3/1/12 (AMBAC)                                     5,113,431
--------------------------------------------------------------------------------
                                                                    484,946,110
--------------------------------------------------------------------------------
PUERTO RICO -- 1.0%
--------------------------------------------------------------------------------
        4,000,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 II,
                   5.375%, 7/1/17 (XLCA)                              4,339,120
--------------------------------------------------------------------------------
          500,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 D,
                   (Government Facilities),
                   5.375%, 7/1/12                                       561,820
--------------------------------------------------------------------------------
                                                                      4,900,940
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $462,257,893)                                                 489,847,050
--------------------------------------------------------------------------------
MUNICIPAL DERIVATIVES -- 0.3%

CALIFORNIA -- 0.3%
--------------------------------------------------------------------------------
        1,000,000  San Diego County Water Auth.
                   Rev. COP, (Registration Rites),
                   Yield Curve Notes, Inverse
                   Floater, 10.29%, 4/22/09
                   (FGIC)(3)                                          1,248,470
(Cost $1,037,750)
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 0.2%

CALIFORNIA -- 0.2%
--------------------------------------------------------------------------------
      $   900,000  California Department of
                   Water Resources Rev., Series
                   2002 B2, VRDN, 0.85%,
                   9/2/03 (LOC: BNP Paribas)                       $    900,000
(Cost $900,000)
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $464,195,643)                                                $491,995,520
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Authority

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

VA = Veteran's Administration

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective August 31, 2003.

XLCA = XL Capital Assurance Corp.

(1)  Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)  Escrowed to maturity in U.S. government securities or state and local government securities.

(3)  Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated and used in calculating the weighted average portfolio maturity.

See Notes to Financial Statements.

                                                                          -----
                                                                          31

Statement of Assets and Liabilities

AUGUST 31, 2003
--------------------------------------------------------------------------------------------------------------
                                         CALIFORNIA          CALIFORNIA         CALIFORNIA         CALIFORNIA
                                          TAX-FREE          LIMITED-TERM       INTERMEDIATE-       LONG-TERM
                                        MONEY MARKET          TAX-FREE         TERM TAX-FREE        TAX-FREE
--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investment securities, at value
(cost of $624,836,693,
$222,824,706, $431,944,545
and $464,195,643, respectively)         $624,836,693        $228,411,568       $452,736,621       $491,995,520
------------------------------------
Receivable for capital
shares sold                                     --               167,014            534,345            509,900
------------------------------------
Interest receivable                          792,053           2,317,744          5,997,444          6,507,756
------------------------------------
Prepaid portfolio insurance                   30,903                --                 --                 --
--------------------------------------------------------------------------------------------------------------
                                         625,659,649         230,896,326        459,268,410        499,013,176
--------------------------------------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------------------------------------
Disbursements in excess of
demand deposit cash                        3,632,198           1,330,373          2,205,573          1,034,619
------------------------------------
Payable for investments purchased              --              1,337,540          5,382,450              --
------------------------------------
Accrued management fees                      261,780              97,340            192,747            212,085
------------------------------------
Dividends payable                             18,244             100,638            356,190            601,057
--------------------------------------------------------------------------------------------------------------
                                           3,912,222           2,865,891          8,136,960          1,847,761
--------------------------------------------------------------------------------------------------------------
NET ASSETS                              $621,747,427        $228,030,435       $451,131,450       $497,165,415
==============================================================================================================

CAPITAL SHARES
--------------------------------------------------------------------------------------------------------------
Outstanding (unlimited number
of shares authorized)                    621,867,602          21,311,864         39,992,203         43,487,273
==============================================================================================================

NET ASSET VALUE PER SHARE                      $1.00              $10.70             $11.28             $11.43
==============================================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------
Capital paid in                         $621,867,602        $222,386,944       $430,612,172       $469,050,022
------------------------------------
Undistributed net
investment income                            306,629               --                 --               143,335
------------------------------------
Accumulated undistributed
net realized gain (loss)
on investment transactions                  (426,804)             56,629           (272,798)           172,181
------------------------------------
Net unrealized appreciation
on investments                                 --              5,586,862         20,792,076         27,799,877
--------------------------------------------------------------------------------------------------------------
                                        $621,747,427        $228,030,435       $451,131,450       $497,165,415
==============================================================================================================

See Notes to Financial Statements.

-----

Statement of Operations

YEAR ENDED AUGUST 31, 2003
--------------------------------------------------------------------------------------------------------------
                                         CALIFORNIA          CALIFORNIA         CALIFORNIA         CALIFORNIA
                                          TAX-FREE          LIMITED-TERM       INTERMEDIATE-       LONG-TERM
                                        MONEY MARKET          TAX-FREE         TERM TAX-FREE        TAX-FREE
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------
INCOME:
------------------------------------
Interest                                 $8,337,241          $7,563,160         $20,980,922        $27,120,498
--------------------------------------------------------------------------------------------------------------

EXPENSES:
------------------------------------
Management fees                           3,245,204           1,151,762           2,384,424          2,687,720
------------------------------------
Trustees' fees and expenses                  25,402              10,343              21,928             25,780
------------------------------------
Portfolio insurance
and other expenses                           76,009               2,715               2,542              2,755
--------------------------------------------------------------------------------------------------------------
                                          3,346,615           1,164,820           2,408,894          2,716,255
--------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     4,990,626           6,398,340          18,572,028         24,404,243
--------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
investment transactions                    (142,175)            200,408             353,599          3,654,490
------------------------------------
Change in net unrealized
appreciation on investments                  --              (2,577,417)         (9,538,543)       (17,666,821)
--------------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED LOSS                            (142,175)         (2,377,009)         (9,184,944)       (14,012,331)
--------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                $4,848,451          $4,021,331         $ 9,387,084        $10,391,912
==============================================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          33

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2003 AND AUGUST 31, 2002
--------------------------------------------------------------------------------------------------------------
                                               CALIFORNIA TAX-FREE                 CALIFORNIA LIMITED-TERM
                                                  MONEY MARKET                             TAX-FREE
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS           2003                2002               2003               2002
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                    $4,990,626          $6,736,534         $6,398,340         $5,845,670
------------------------------------
Net realized gain (loss)                   (142,175)              7,883            200,408            341,467
------------------------------------
Change in net unrealized
appreciation                                 --                   --            (2,577,417)         2,627,108
--------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                 4,848,451           6,744,417          4,021,331          8,814,245
--------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
From net investment income               (4,829,134)         (6,736,534)        (6,398,340)        (5,845,670)
------------------------------------
From net realized gains                      --                  --               (405,727)          (459,423)
--------------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                       (4,829,134)         (6,736,534)        (6,804,067)        (6,305,093)
--------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Proceeds from shares sold               400,535,152         432,980,678        103,841,525         96,716,058
------------------------------------
Issued in connection
with acquisition                        174,309,752             --                 --                 --
------------------------------------
Proceeds from reinvestment
of distributions                          4,059,759           5,051,170          5,160,683          4,744,677
------------------------------------
Payments for shares
redeemed                               (485,364,815)       (461,573,487)       (83,255,099)       (62,832,787)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                       93,539,848         (23,541,639)        25,747,109         38,627,948
--------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                            93,559,165         (23,533,756)        22,964,373         41,137,100

NET ASSETS
--------------------------------------------------------------------------------------------------------------
Beginning of period                     528,188,262         551,722,018        205,066,062        163,928,962
--------------------------------------------------------------------------------------------------------------
End of period                          $621,747,427        $528,188,262       $228,030,435       $205,066,062
==============================================================================================================

Undistributed net
investment income                          $306,629            $275,802              --                 --
==============================================================================================================

TRANSACTIONS IN SHARES OF THE FUNDS
--------------------------------------------------------------------------------------------------------------
Sold                                    400,535,152         432,980,678          9,598,820          9,088,959
------------------------------------
Issued in connection
with acquisition                        174,461,022               --                 --                 --
------------------------------------
Issued in reinvestment
of distributions                          4,059,759           5,051,170            477,778            446,086
------------------------------------
Redeemed                               (485,364,815)       (461,573,487)        (7,716,350)        (5,923,690)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in shares of the funds                   93,691,118         (23,541,639)         2,360,248          3,611,355
==============================================================================================================

See Notes to Financial Statements.                                  (continued)

-----

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2003 AND AUGUST 31, 2002
--------------------------------------------------------------------------------------------------------------
                                          CALIFORNIA INTERMEDIATE-TERM             CALIFORNIA LONG-TERM
                                                    TAX-FREE                              TAX-FREE
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS           2003                2002               2003               2002
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                    $18,572,028         $18,738,497        $24,404,243        $14,708,126
------------------------------------
Net realized gain                            353,599           2,152,760          3,654,490            294,782
------------------------------------
Change in net unrealized
appreciation                              (9,538,543)          4,119,745        (17,666,821)           985,657
--------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                  9,387,084          25,011,002         10,391,912         15,988,565
--------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
From net investment income               (18,572,028)        (18,749,892)       (24,404,243)       (14,708,126)
------------------------------------
From net realized gains                   (1,711,879)         (2,896,393)            --                 --
--------------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                       (20,283,907)        (21,646,285)       (24,404,243)       (14,708,126)
--------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                 74,151,881          71,184,335         61,811,816         62,989,133
------------------------------------
Issued in connection
with acquisition                               --                  --           227,891,347              --
------------------------------------
Proceeds from reinvestment
of distributions                          15,096,684          16,021,640         16,418,189          9,907,648
------------------------------------
Payments for shares
redeemed                                (104,714,256)        (63,051,543)      (122,093,954)       (78,116,596)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                       (15,465,691)         24,154,432        184,027,398         (5,219,815)
--------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                            (26,362,514)         27,519,149        170,015,067         (3,939,376)

NET ASSETS
--------------------------------------------------------------------------------------------------------------
Beginning of period                      477,493,964         449,974,815        327,150,348        331,089,724
--------------------------------------------------------------------------------------------------------------
End of period                           $451,131,450        $477,493,964       $497,165,415       $327,150,348
==============================================================================================================

Undistributed net
investment income                             --                  --               $143,335              --
==============================================================================================================

TRANSACTIONS IN SHARES OF THE FUNDS
--------------------------------------------------------------------------------------------------------------
Sold                                       6,419,910           6,299,096          5,275,521          5,453,926
------------------------------------
Issued in connection
with acquisition                              --                  --             19,398,549             --
------------------------------------
Issued in reinvestment
of distributions                           1,310,096           1,417,365          1,398,001            859,579
------------------------------------
Redeemed                                  (9,096,606)         (5,577,878)       (10,426,334)        (6,778,586)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in shares of the funds                    (1,366,600)          2,138,583         15,645,737           (465,081)
==============================================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          35

Notes to Financial Statements

AUGUST 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California Tax-Free Money Market Fund
(Tax-Free Money Market), California Limited-Term Tax-Free Fund (Limited-Term),
California Intermediate-Term Tax-Free Fund (Intermediate-Term), and California
Long-Term Tax-Free Fund (Long-Term) (collectively, the funds) are four funds in a series issued by the trust. The funds are diversified under the 1940 Act. The funds' investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. The funds invest primarily in municipal obligations with maturities based on the maturity range described in that fund's name. The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The following is a summary of the funds' significant accounting policies.

SECURITY VALUATIONS -- Securities of Tax-Free Money Market are valued at amortized cost, which approximates current market value. Securities of
Limited-Term, Intermediate-Term, and Long-Term are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

FUTURES CONTRACTS -- Limited-Term, Intermediate-Term, and Long-Term may enter into futures contracts in order to manage their exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, Limited-Term, Intermediate-Term, and Long-Term are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. Limited-Term, Intermediate-Term, and Long-Term recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Tax-Free Money Market does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                     (continued)

-----

Notes to Financial Statements

AUGUST 31, 2003

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses  of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the
Investment Category Fee range from 0.1570% to 0.2700% for Tax-Free Money Market and from 0.1625% to 0.2800% for Limited-Term, Intermediate-Term, and Long-Term.
The rates for the Complex Fee range from 0.2900% to 0.3100%. For the year ended
August 31, 2003, the effective annual management fee was 0.49% for Tax-Free
Money Market and 0.50% for Limited-Term, Intermediate-Term, and Long-Term.

MONEY MARKET INSURANCE -- Tax-Free Money Market, along with other money market funds managed by ACIM, has entered into an insurance agreement with MBIA
Insurance Corporation (MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. Tax-Free Money Market pays annual premiums to MBIA, which are amortized daily over one year.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

Limited-Term, Intermediate-Term, and Long-Term have a bank line of credit agreement with J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
August 31, 2003, were as follows:

--------------------------------------------------------------------------------
                                                 INTERMEDIATE-
                              LIMITED-TERM           TERM             LONG-TERM
--------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------
Municipal Obligations         $109,955,301       $116,240,154       $119,531,938
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------
Municipal Obligations          $71,820,325       $123,205,531       $167,233,736
--------------------------------------------------------------------------------

All investment transactions for Tax-Free Money Market were considered short-term during the year ended August 31, 2003.

4. BANK LINE OF CREDIT

Limited-Term, Intermediate-Term, and Long-Term, along with certain other funds managed by ACIM, have a $620,000,000 unsecured bank line of credit agreement with JPM, which was renewed from $650,000,000 effective December 17, 2002.
Limited-Term, Intermediate-Term, and Long-Term may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. Limited-Term,
Intermediate-Term, and Long-Term did not borrow from the line during the year ended August 31, 2003.

                                                                     (continued)

                                                                          -----
                                                                          37

Notes to Financial Statements

AUGUST 31, 2003

5. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended August 31, 2003 and August 31, 2002 were as follows:

--------------------------------------------------------------------------------
                            TAX-FREE MONEY MARKET            LIMITED-TERM
--------------------------------------------------------------------------------
                             2003           2002          2003          2002
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income           $4,829,134     $6,736,534    $6,495,231    $6,188,237
--------------------------------------------------------------------------------
Long-term capital gains       --             --          $308,836      $116,856
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              INTERMEDIATE-TERM                LONG-TERM
--------------------------------------------------------------------------------
                             2003           2002          2003          2002
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income          $19,586,780    $20,933,024   $24,404,243   $14,708,126
--------------------------------------------------------------------------------
Long-term capital gains     $697,127       $713,261         --            --
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of August 31, 2003, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------------------------------------
                                          TAX-FREE                             INTERMEDIATE-
                                        MONEY MARKET        LIMITED-TERM           TERM             LONG-TERM
--------------------------------------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------------------------------------
Federal tax cost of investments         $624,836,693        $222,824,706       $431,944,545       $464,195,643
==============================================================================================================
Gross tax appreciation
of investments                               --               $5,920,128        $21,653,104        $30,366,438
-------------------------------------
Gross tax depreciation
of investments                               --                 (333,266)          (861,028)        (2,566,561)
--------------------------------------------------------------------------------------------------------------
Net tax appreciation
of investments                               --               $5,586,862        $20,792,076        $27,799,877
==============================================================================================================
Undistributed ordinary income               $306,629               --                 --              $143,335
-------------------------------------
Accumulated long-term gains                  --                  $56,629              --              $172,181
-------------------------------------
Accumulated capital losses                 $(264,690)              --                 --                 --
-------------------------------------
Capital loss deferral                      $(162,114)              --             $(272,798)             --
--------------------------------------------------------------------------------------------------------------

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryover expires in 2004 through 2008 for
Tax-Free Money Market.

The capital loss deferrals represent net capital losses incurred in the ten-month period ended August 31, 2003. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                     (continued)

-----

Notes to Financial Statements

AUGUST 31, 2003

6. REORGANIZATION PLANS

On September 3, 2002, Tax-Free Money Market acquired all of the net assets of
California Municipal Money Market Fund (Municipal Money Market), a fund that was issued by the trust, pursuant to a plan of reorganization approved by the shareholders of Municipal Money Market on August 2, 2002. Tax-Free Money Market
is the surviving fund for purposes of maintaining the financial statements and performance history in the post-reorganization.

The acquisition was accomplished by a tax-free exchange of 174,461,022 shares of
Tax-Free Money Market for 174,461,022 shares of Municipal Money Market, outstanding on September 3, 2002. The net assets of Tax-Free Money Market and
Municipal Money Market immediately before the acquisition were $528,188,262 and
$174,309,752, respectively. Immediately after the acquisition, the combined net assets were $702,498,014.

Tax-Free Money Market acquired capital loss carryovers for federal income tax purposes of $151,270. These acquired capital loss carryovers are subject to limitations on their use under the Internal Revenue Code, as amended.

On September 3, 2002, the net assets of California Insured Tax-Free Fund
(Insured), a fund that was issued by the trust, were acquired by Long-Term. The acquisition was pursuant to a plan of reorganization approved by the shareholders of Insured on August 2, 2002. Long-Term is the surviving fund for purposes of maintaining the financial statements and performance history in the post-reorganization.

The acquisition was accomplished by a tax-free exchange of 19,398,549 shares of
Long-Term for 21,242,586 shares of Insured, outstanding on September 3, 2002.
The net assets of Insured and Long-Term immediately before the acquisition were
$227,891,347 and $327,150,348, respectively. Insured's unrealized appreciation of $18,339,518 was combined with that of Long-Term. Immediately after the acquisition, the combined net assets were $555,041,695.

Long-Term acquired capital loss carryovers for federal income tax purposes of
$305,795. These acquired capital loss carryovers may be subject to limitations on their use under the Internal Revenue Code, as amended.

7. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds designate exempt interest and capital gain dividends for the fiscal year ended August 31, 2003, as follows:

----------------------------------------------------------------------------------------------------
                                 TAX-FREE                            INTERMEDIATE-
                               MONEY MARKET       LIMITED-TERM           TERM             LONG-TERM
----------------------------------------------------------------------------------------------------
Exempt interest dividends       $4,829,134         $6,398,340         $18,572,028        $24,272,133
----------------------------------------------------------------------------------------------------
Long-term capital gains             --               $308,852            $691,818              --
----------------------------------------------------------------------------------------------------

                                                                          -----
                                                                          39

California Tax-Free Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31
--------------------------------------------------------------------------------------------------------------
                                            2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $1.00          $1.00          $1.00          $1.00          $1.00
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income                      0.01           0.01           0.03           0.03           0.03
--------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income                (0.01)         (0.01)         (0.03)         (0.03)         (0.03)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $1.00          $1.00          $1.00          $1.00          $1.00
==============================================================================================================
  TOTAL RETURN(1)                            0.73%          1.24%          2.86%          3.11%          2.62%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        0.51%          0.51%          0.50%          0.49%          0.50%
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                        0.76%          1.24%          2.84%          3.07%          2.59%
------------------------------------
Net Assets, End of Period
(in thousands)                            $621,747       $528,188       $551,722       $640,476       $558,175
--------------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

-----

California Limited-Term Tax-Free - Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31
--------------------------------------------------------------------------------------------------------------
                                            2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $10.82         $10.69         $10.40         $10.27         $10.43
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income                     0.30           0.35           0.42           0.41           0.39
------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                              (0.10)          0.16           0.29           0.13          (0.16)
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.20           0.51           0.71           0.54           0.23
--------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income               (0.30)         (0.35)         (0.42)         (0.41)         (0.39)
------------------------------------
  From Net Realized Gains                  (0.02)         (0.03)           --             --             --
--------------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.32)         (0.38)         (0.42)         (0.41)         (0.39)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $10.70         $10.82         $10.69         $10.40         $10.27
==============================================================================================================
  TOTAL RETURN(1)                           1.87%          4.91%          6.94%          5.44%          2.26%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.51%          0.51%          0.51%          0.51%          0.51%
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                       2.78%          3.30%          3.97%          4.05%          3.78%
------------------------------------
Portfolio Turnover Rate                       34%            50%            63%            97%            57%
------------------------------------
Net Assets, End of Period
(in thousands)                           $228,030       $205,066       $163,929       $142,205       $141,549
--------------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

                                                                          -----
                                                                          41

California Intermediate-Term Tax-Free - Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31
--------------------------------------------------------------------------------------------------------------
                                            2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $11.55         $11.47         $11.08         $10.85         $11.37
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income                     0.45           0.47           0.50           0.50           0.49
------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                              (0.23)          0.15           0.39           0.23          (0.41)
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.22           0.62           0.89           0.73           0.08
--------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income               (0.45)         (0.47)         (0.50)         (0.50)         (0.49)
------------------------------------
  From Net Realized Gains                  (0.04)         (0.07)           --             --           (0.11)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.49)         (0.54)         (0.50)         (0.50)         (0.60)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $11.28         $11.55         $11.47         $11.08         $10.85
==============================================================================================================
  TOTAL RETURN(1)                           1.91%          5.63%          8.22%          6.95%          0.74%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.51%          0.51%          0.51%          0.51%          0.51%
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                       3.89%          4.13%          4.45%          4.64%          4.41%
------------------------------------
Portfolio Turnover Rate                       25%            41%            94%            73%            54%
------------------------------------
Net Assets, End of Period
(in thousands)                           $451,131       $477,494       $449,975       $444,571       $459,859
--------------------------------------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

-----

California Long-Term Tax-Free - Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31
--------------------------------------------------------------------------------------------------------------
                                            2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $11.75         $11.70         $11.11         $10.86         $11.72
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income                     0.53           0.53           0.55           0.56           0.57
------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                              (0.32)          0.05           0.59           0.25          (0.76)
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.21           0.58           1.14           0.81          (0.19)
--------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income               (0.53)         (0.53)         (0.55)         (0.56)         (0.57)
------------------------------------
  From Net Realized Gains                    --             --             --             --           (0.10)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.53)         (0.53)         (0.55)         (0.56)         (0.67)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $11.43         $11.75         $11.70         $11.11         $10.86
==============================================================================================================
  TOTAL RETURN(1)                           1.81%          5.14%         10.55%          7.79%         (1.85)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.51%          0.51%          0.51%          0.51%          0.51%
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                       4.54%          4.58%          4.87%          5.24%          4.94%
------------------------------------
Portfolio Turnover Rate                       23%            43%            31%            24%            52%
------------------------------------
Net Assets, End of Period
(in thousands)                           $497,165       $327,150       $331,090       $303,480       $332,627
--------------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

                                                                          -----
                                                                          43

Report of Independent Auditors

To the Trustees of the American Century California Tax-Free and Municipal Funds
and Shareholders of the California Tax-Free Money Market Fund, the California
Limited-Term Tax-Free Fund, the California Intermediate-Term Tax-Free Fund and
the California Long-Term Tax-Free Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the California Tax-Free Money
Market Fund, the California Limited-Term Tax-Free Fund, the California
Intermediate-Term Tax-Free Fund and the California Long-Term Tax-Free Fund (four of the five funds in the American Century California Tax-Free and Municipal
Funds, hereafter referred to as the "Funds") at August 31, 2003, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds'
management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the
United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
October 8, 2003

-----

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent trustees is 75.
Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than two-thirds of the total number) are independent;
that is, they are not employees or  officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------
ALBERT EISENSTAT (73)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------
RONALD J. GILSON (56)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy  (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL (45)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------
MYRON S. SCHOLES (62)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 22

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management  (1999 to present); Principal, Long-Term Capital Management
(investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance,
Stanford Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------

                                                                     (continued)

                                                                          -----
                                                                          45

Management

INDEPENDENT TRUSTEES (CONTINUED)

--------------------------------------------------------------------------------
KENNETH E. SCOTT (74)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 31

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN (56)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): Less than 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc.  (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS (58)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 18

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE

--------------------------------------------------------------------------------
WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC, and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                     (continued)

-----

Management

OFFICERS

--------------------------------------------------------------------------------
WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice  President

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
C. JEAN WADE (39)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
JON ZINDEL (36)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

                                                                          -----
                                                                          47

Index Definitions and Proxy Voting Guidelines

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector,  or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Lehman Brothers Municipal Bond Index is a market-value-weighted index designed for the long-term tax-exempt bond market. The LEHMAN BROTHERS LONG-TERM
MUNICIPAL BOND INDEX is composed of those securities included in the Lehman
Brothers Municipal Bond Index that have maturities greater than 22 years.

The LEHMAN BROTHERS MUNICIPAL 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities of 2-4 years.

The NASDAQ COMPOSITE INDEX is a market-value weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly-traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds.  A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling  1-800-345-2021. It is also available on American Century's
Web site at www.americancentury.com and on the Securities and Exchange
Commission's Web site at www.sec.gov.

-----

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CALIFORNIA TAX-FREE AND
MUNICIPAL FUNDS

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0310                                  American Century Investment Services, Inc.
SH-ANN-36002N                      (c)2003 American Century Services Corporation

[front cover]

August 31, 2003

American Century
Annual Report

[photo]

California High-Yield Municipal

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

Table of Contents

Our Message to You........................................................  1

CALIFORNIA HIGH-YIELD MUNICIPAL

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the annual report for the American Century
California High-Yield Municipal Fund for the fiscal year ended August 31, 2003.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Also, through our Web site, we provide quarterly commentaries on all American
Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the semiannual report dated
February 29, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      Founder and Chairman

      /s/James E. Stowers III

      James E. Stowers III
      Co-Chairman of the Board

                                                                          -----
                                                                          1

California High-Yield Municipal - Performance

TOTAL RETURNS AS OF AUGUST 31, 2003
                                                 ---------------------------------
                                                      AVERAGE ANNUAL RETURNS
-----------------------------------------------------------------------------------------------
                                                                           SINCE      INCEPTION
                                      1 YEAR     5 YEARS    10 YEARS     INCEPTION       DATE
-----------------------------------------------------------------------------------------------
INVESTOR CLASS                        3.35%       5.13%       6.13%        6.38%      12/30/86
-----------------------------------------------------------------------------------------------
LEHMAN LONG-TERM MUNICIPAL
BOND INDEX                            2.62%       5.05%       6.06%       7.67%(1)        --
-----------------------------------------------------------------------------------------------
AVERAGE RETURN OF LIPPER'S CALIF.
MUNICIPAL DEBT FUNDS                  1.36%       3.96%       5.04%       6.31%(1)        --
-----------------------------------------------------------------------------------------------
Fund's Lipper Ranking(2)             1 of 120    2 of 90     1 of 49        --            --
-----------------------------------------------------------------------------------------------
A Class(3)                                                                             1/31/03
   No sales charge*                     --         --          --         1.48%(4)
   With sales charge*                   --         --          --        -3.08%(4)
-----------------------------------------------------------------------------------------------
B Class(3)                                                                             1/31/03
   No sales charge*                     --         --          --         1.05%(4)
   With sales charge*                   --         --          --        -3.95%(4)
-----------------------------------------------------------------------------------------------
C Class(3)                                                                             1/31/03
   No sales charge*                     --         --          --         1.22%(4)
   With sales charge*                   --         --          --         0.24%(4)
-----------------------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (A Class shares have an initial sales charge and CDSC; B and C Class shares have CDSCs. Please see the Share Class
 Information page for more about  the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of  maximum sales charges in all cases where charges could be applied.

(1)  Since 12/31/86, the date nearest the Investor Class's inception for which data are available.

(2)  Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

(3)  Class returns would have been lower if service and distribution fees had not been voluntarily waived from 1/31/03 to 3/10/03, 2/19/03, and 3/4/03 for the A, B, and C Class shares, respectively.

(4)  Returns for periods less than one year are not annualized.

                                                                    (continued)

-----
    2

California High-Yield Municipal - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made August 31, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended August 31
-----------------------------------------------------------------------------------------------------------------
                       1994     1995     1996      1997      1998      1999     2000      2001     2002     2003
-----------------------------------------------------------------------------------------------------------------
INVESTOR CLASS         0.87%    7.09%    8.02%    10.61%     9.35%     0.26%    6.70%     9.50%    6.07%    3.35%
-----------------------------------------------------------------------------------------------------------------
LEHMAN LONG-TERM
MUNICIPAL
BOND INDEX            -2.05%    9.43%    6.88%    11.24%    10.51%    -2.14%    7.34%    12.35%    5.62%    2.62%
-----------------------------------------------------------------------------------------------------------------

The charts on the performance pages give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          3

California High-Yield Municipal - Portfolio Commentary

By Steven Permut, portfolio manager

RETURNS EARN HIGH LIPPER RANKINGS

During the fiscal year ended August 31, 2003, California High-Yield Municipal
(Cal High-Yield) returned 3.35% compared with 1.36% for the average return of
120 California municipal debt funds tracked by Lipper Inc.* That earned a #1 ranking in the Lipper group and also contributed to #2 and #1 rankings, respectively, in the Lipper group for the five- and 10-year periods ended August
31, 2003 (see page 2 for more details).

YIELD ALSO BEATS LIPPER AVERAGE

Yield contributed significantly to Cal High-Yield's excellent comparative returns. As of August 31, 2003, the fund's 30-day SEC yield was 5.09%, compared with 3.74% for the Lipper group average of 125 funds.

Part of the reason for the higher yield was lower expenses; Cal High-Yield's expense ratio for the year ended August 31, 2003, was 0.54%, around half the
1.07% average of the Lipper group. Another reason was credit quality--the Lipper group includes funds that invest primarily in investment-grade securities. Those funds typically have lower yields than high-yield funds.

Since the fund's yield is federal and state tax-exempt for California investors, it equates to a significantly higher tax-equivalent yield. The table above shows the tax-equivalent yields for investors in four common combined tax brackets.

ADR, ANOTHER WAY TO REPORT YIELD

The yield table also shows annualized distribution rates (ADRs). ADRs are relatively easy to calculate--they're based on fund distributions. Cal
High-Yield's ADR for each share class equals the ordinary dividends earned by the share class over the 30 days ended August 31, 2003, multiplied by 12 and divided by the current share price (net asset value) at the end of the period.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           8/31/03               8/31/02
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  21.7 yrs              22.7 yrs
--------------------------------------------------------------------------------
Average Duration                           7.6 yrs               7.7 yrs
--------------------------------------------------------------------------------

YIELDS AS OF AUGUST 31, 2003
--------------------------------------------------------------------------------
   30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                        5.09%
--------------------------------------------------------------------------------
A Class                                               4.62%
--------------------------------------------------------------------------------
B Class                                               4.11%
--------------------------------------------------------------------------------
C Class                                               4.34%
--------------------------------------------------------------------------------
   INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
31.98% Tax Bracket                                    7.48%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                    7.79%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                    8.38%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                    8.63%
--------------------------------------------------------------------------------
   ANNUALIZED DISTRIBUTION RATE (ADR)
--------------------------------------------------------------------------------
Investor Class                                        5.47%
--------------------------------------------------------------------------------
A Class                                               5.22%
--------------------------------------------------------------------------------
B Class                                               4.52%
--------------------------------------------------------------------------------
C Class                                               4.71%
--------------------------------------------------------------------------------
(1) The tax brackets indicated are for combined state and federal income taxes.

*All fund returns, yields, and fees referenced in this commentary are for
 Investor Class shares.
                                                                     (continued)

-----
    4

California High-Yield Municipal - Portfolio Commentary

ECONOMIC & BOND MARKET PERSPECTIVE

Returns were positive for most Cal muni bonds for the fiscal year ended August
31, 2003. That happened despite several factors that put downward pressure on muni bond prices and caused them to generally decline in the second half of the fiscal year. Those factors included improving national economic conditions;
rising federal and state budget deficits (more bonds were issued, meaning lower bond prices); a summer selloff; and California's fiscal and political uncertainty (resulting from state credit rating downgrades, a lingering budget shortfall, and a recall election for the state's governor).

But there was also good news for bonds, particularly earlier in the fiscal year.
Annualized U.S. economic growth was just 1.4% in the fourth quarter of 2002 and the first quarter of 2003. Excess capacity and declines in demand related to the war with Iraq made it difficult for the manufacturing and labor markets to recover from the 2001 recession, forcing the Federal Reserve to cut its short-term interest rate target two more times. As a result, U.S. bonds mostly rallied from the end of October through mid-June. Not even the subsequent summer selloff could erase all of those positive returns.

OTHER FISCAL-YEAR FUND PERFORMANCE FACTORS

We believe the fund's consistently high Lipper rankings are attributable to our consistent investment process. We continued to focus on thorough credit reviews and meticulous security selection -- the foundations of our approach. We believe our process reduces the risks of potential downgrades and defaults inherent to the high-yield sector, and helped to keep the fund out of areas that dragged down the performance of other funds. For example, during the fiscal year we avoided securities from struggling sectors like direct state general obligations, airlines, and project finance. We also had limited exposure to the tobacco sector and health care.

Our investment objective is to provide high current federal and state tax-exempt income. We also seek bond price appreciation, achieved at least in part through improvements in the credit quality of the portfolio. Expected economic growth should help credit quality, while the portfolio's high yield can help cushion price changes, an important attribute when interest rates rise and bond prices fall.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/03               2/28/03
--------------------------------------------------------------------------------
AAA                                          30%                   35%
--------------------------------------------------------------------------------
AA                                            1%                    1%
--------------------------------------------------------------------------------
A                                             --                    2%
--------------------------------------------------------------------------------
BBB                                           5%                    6%
--------------------------------------------------------------------------------
BB                                            1%                    1%
--------------------------------------------------------------------------------
Unrated                                      63%                   55%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF AUGUST 31, 2003
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
Land Based                                                         44%
--------------------------------------------------------------------------------
GO                                                                 12%
--------------------------------------------------------------------------------
COPs/Leases                                                         8%
--------------------------------------------------------------------------------
Electric Revenue                                                    7%
--------------------------------------------------------------------------------
Housing Revenue                                                     5%
--------------------------------------------------------------------------------

                                                                          -----
                                                                          5

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 99.4%

CALIFORNIA -- 99.4%
--------------------------------------------------------------------------------
      $ 1,000,000  ABC Unified School District GO,
                   Series 2000 B, 6.14%, 8/1/21
                   (FGIC)(1)                                       $    376,590
--------------------------------------------------------------------------------
        2,000,000  Alameda Public Financing Auth.
                   Local Agency Rev., Series
                   1996 A, (Community Facility
                   District No. 1), 7.00%, 8/1/19                     2,144,000
--------------------------------------------------------------------------------
        1,200,000  Anaheim Public Financing Auth.
                   Rev., Series 1997 A, 6.00%,
                   9/1/24 (FSA)                                       1,359,672
--------------------------------------------------------------------------------
          975,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Eskaton Gold River Lodge),
                   6.375%, 11/15/15 (Acquired
                   8/13/99, Cost $958,942)(2)                           946,598
--------------------------------------------------------------------------------
        3,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Eskaton Gold River Lodge),
                   6.375%, 11/15/28 (Acquired
                   8/13/99, Cost $2,878,260)(2)                       2,707,200
--------------------------------------------------------------------------------
        2,500,000  Beaumont Financing Auth.
                   Rev., Series 2003 A, 6.875%,
                   9/1/27                                             2,518,250
--------------------------------------------------------------------------------
        1,190,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.18%, 8/1/21 (FSA)(1)                               448,380
--------------------------------------------------------------------------------
        1,220,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.05%, 8/1/22 (FSA)(1)                               429,745
--------------------------------------------------------------------------------
        1,000,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.06%, 8/1/23 (FSA)(1)                               330,260
--------------------------------------------------------------------------------
        1,000,000  Cabrillo Unified School District
                   GO, Series 1996 A, 5.95%,
                   8/1/17 (AMBAC)(1)                                    495,690
--------------------------------------------------------------------------------
        2,000,000  Cabrillo Unified School District
                   GO, Series 1996 A, 5.95%,
                   8/1/18 (AMBAC)(1)                                    926,320
--------------------------------------------------------------------------------
        3,700,000  Cabrillo Unified School District
                   GO, Series 1996 A, 6.00%,
                   8/1/21 (AMBAC)(1)                                  1,393,124
--------------------------------------------------------------------------------
        1,815,000  Calaveras Unified School
                   District GO, 5.89%, 8/1/23
                   (FSA)(1)                                             598,732
--------------------------------------------------------------------------------
        1,880,000  Calaveras Unified School
                   District GO, 5.90%, 8/1/24
                   (FSA)(1)                                             581,841
--------------------------------------------------------------------------------
        1,950,000  Calaveras Unified School
                   District GO, 5.91%, 8/1/25
                   (FSA)(1)                                             566,963
--------------------------------------------------------------------------------
        1,505,000  California Educational Facilities
                   Auth. Rev., (Western University
                   Health Sciences), 6.00%,
                   10/1/21                                            1,522,232
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 4,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1989 A, (Kaiser Permanente),
                   7.15%, 10/1/12 (AMBAC)(1)                       $  2,690,040
--------------------------------------------------------------------------------
        2,500,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1998 A, (Kaiser Permanente),
                   5.50%, 6/1/22 (FSA)                                2,587,331
--------------------------------------------------------------------------------
        4,410,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 B, (Union City Tropics),
                   7.30%, 8/15/35                                     4,517,384
--------------------------------------------------------------------------------
        1,905,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2001 B, (Rancho Vallecitos -
                   San Marcos), 6.75%, 11/15/36                       1,888,026
--------------------------------------------------------------------------------
        6,345,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2003 B (Palomar Estates
                   E & W), 7.00%, 9/15/36                             6,418,793
--------------------------------------------------------------------------------
        2,000,000  California Public Works Board
                   Lease Rev., Series 1993 D,
                   (Department of Corrections),
                   5.25%, 6/1/15 (FSA)                                2,172,800
--------------------------------------------------------------------------------
        1,465,000  California State and Local
                   Government Financing Auth.
                   Rev., Series 1997 B, (Marin
                   Valley Mobile Country), 7.50%,
                   10/1/24 (Acquired 3/13/97,
                   Cost $1,465,000)(2)                                1,515,308
--------------------------------------------------------------------------------
        3,080,000  California Statewide
                   Communities Development
                   Auth. COP, (Sonoma County
                   Indian Health), 6.40%, 9/1/29
                   (Acquired 7/20/99, Cost
                   $3,039,282)(2)                                     2,856,638
--------------------------------------------------------------------------------
        2,000,000  California Statewide
                   Communities Development
                   Auth. COP, (Windward School),
                   6.90%, 9/1/23                                      2,078,140
--------------------------------------------------------------------------------
        9,330,000  California Statewide
                   Communities Development
                   Auth. COP, Series 1999 A,
                   (Windsor Terrace Healthcare),
                   7.875%, 10/1/29 (Acquired
                   10/26/99, Cost $9,330,000)(2)                      9,063,068
--------------------------------------------------------------------------------
        2,000,000  California Statewide
                   Communities Development
                   Auth. Special Tax Rev.,
                   (Thomas Jefferson School of
                   Law), 7.75%, 10/1/31                               2,025,580
--------------------------------------------------------------------------------
        4,630,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   6.00%, 7/1/26                                      4,701,441
--------------------------------------------------------------------------------
        2,500,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   6.00%, 7/1/31                                      2,512,625
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
    6

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,455,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   7.00%, 7/1/31                                   $  2,438,306
--------------------------------------------------------------------------------
        4,070,000  Capistrano Unified School
                   District Special Tax Rev.,
                   (No. 90-2 Talega), 6.00%,
                   9/1/32                                             4,050,586
--------------------------------------------------------------------------------
        1,000,000  Carmel Unified School District
                   GO, 5.50%, 8/1/25 (MBIA)                           1,046,980
--------------------------------------------------------------------------------
        1,075,000  Cathedral City Public
                   Financing Auth. Rev., Series
                   2000 A, 6.00%, 8/1/23 (MBIA)(1)                      351,880
--------------------------------------------------------------------------------
        1,075,000  Cathedral City Public
                   Financing Auth. Rev., Series
                   2000 A, 6.00%, 8/1/24 (MBIA)(1)                      330,670
--------------------------------------------------------------------------------
        1,085,000  Cathedral City Public
                   Financing Auth. Rev., Series
                   2000 A, 6.05%, 8/1/25 (MBIA)(1)                      313,457
--------------------------------------------------------------------------------
        1,085,000  Cathedral City Public
                   Financing Auth. Rev., Series
                   2000 A, 6.05%, 8/1/26 (MBIA)(1)                      295,532
--------------------------------------------------------------------------------
        1,700,000  Chino Valley Unified School
                   District COP, Series 2001 A,
                   5.375%, 9/1/20 (FSA)                               1,793,041
--------------------------------------------------------------------------------
        2,140,000  Chula Vista Community
                   Facilities District Special Tax
                   Rev., (No. 01-1 Area A),
                   6.10%, 9/1/32                                      2,153,097
--------------------------------------------------------------------------------
        2,400,000  Chula Vista Community
                   Facilities District Special Tax
                   Rev., (No. 06-1 Eastlake
                   Woods Area A), 6.20%, 9/1/33                       2,401,944
--------------------------------------------------------------------------------
        7,995,000  Chula Vista Community
                   Facilities District Special Tax
                   Rev., (No. 99-1), 7.625%,
                   9/1/29                                             8,724,543
--------------------------------------------------------------------------------
           70,000  Clayton Improvement Bond
                   Act 1915 Special Assessment,
                   (Oakhurst Assessment
                   District), 8.00%, 9/2/14                              72,917
--------------------------------------------------------------------------------
           15,000  Clayton Improvement Bond
                   Act 1915 Special Assessment,
                   Series 1988 A, (Oakhurst
                   Assessment District), 8.40%,
                   9/2/10                                                15,705
--------------------------------------------------------------------------------
        1,780,000  Clovis Public Financing Auth.
                   Lease Rev., (Corporate Yard),
                   5.375%, 3/1/20 (AMBAC)                             1,866,615
--------------------------------------------------------------------------------
          600,000  Corcoran COP, 8.75%, 6/1/16
                   (Acquired 4/28/92, Cost
                   $600,000)(2)                                         686,040
--------------------------------------------------------------------------------
        2,050,000  Corona-Norco Unified School
                   District GO, Series 2000 B,
                   6.03%, 9/1/22 (FSA)(1)                               718,259
--------------------------------------------------------------------------------
        1,750,000  Del Mar Race Track Auth. Rev.,
                   6.20%, 8/15/11                                     1,883,053
--------------------------------------------------------------------------------
        1,010,000  Dixie Elementary School
                   District GO, 5.94%, 8/1/24
                   (FSA)(1)                                             312,585
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,035,000  Dixie Elementary School
                   District GO, 5.94%, 8/1/25
                   (FSA)(1)                                      $      300,926
--------------------------------------------------------------------------------
        1,150,000  Duarte Unified School District
                   GO, Series 1999 B, 6.08%,
                   11/1/23 (FSA)(1)                                     374,118
--------------------------------------------------------------------------------
        3,545,000  East Bay Municipal Utility
                   District Water Systems Rev.,
                   5.25%, 6/1/18 (MBIA)                               3,747,632
--------------------------------------------------------------------------------
        4,450,000  El Dorado County Special Tax
                   Rev., (Community Facilities
                   District No. 1992-1), 5.60%,
                   9/1/09                                             4,746,281
--------------------------------------------------------------------------------
        2,500,000  El Dorado County Special Tax
                   Rev., (Community Facilities
                   District No. 2001-1 Promontory
                   Specific), 6.30%, 9/1/31                           2,561,275
--------------------------------------------------------------------------------
        1,000,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/20
                   (FGIC)                                             1,050,970
--------------------------------------------------------------------------------
        1,840,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/22
                   (FGIC)                                             1,911,852
--------------------------------------------------------------------------------
        4,225,000  Florin Resource Conservation
                   District COP, Series 1999 A,
                   (Elk Grove Water Works),
                   6.75%, 3/1/29                                      5,169,626
--------------------------------------------------------------------------------
        3,835,000  Folsom Public Financing Auth.
                   Rev., Series 1997 A, 6.875%,
                   9/2/19                                             3,975,629
--------------------------------------------------------------------------------
        2,495,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 7), 5.75%, 9/1/14                              2,566,656
--------------------------------------------------------------------------------
        1,500,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 7), 7.25%, 9/1/21                              1,555,005
--------------------------------------------------------------------------------
        4,250,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 10), 7.00%, 9/1/24                             4,512,905
--------------------------------------------------------------------------------
        6,500,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 14), 6.30%, 9/1/32                             6,609,915
--------------------------------------------------------------------------------
        2,500,000  Fontana Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 1994 B, (Jurupa Hills),
                   7.70%, 1/1/05, Prerefunded
                   at 102% of Par(3)                                  2,761,000
--------------------------------------------------------------------------------
        5,000,000  Fullerton Community Facilities
                   District No. 1 Special Tax Rev.,
                   6.375%, 9/1/31                                     5,152,800
--------------------------------------------------------------------------------
        3,000,000  Fullerton Community Facilities
                   District No. 1 Special Tax Rev.,
                   (Amerige Heights), 6.20%,
                   9/1/32                                             3,043,770
--------------------------------------------------------------------------------
        1,175,000  Gateway Improvement Auth.
                   Rev., Series 1995 A, (Marin
                   City Community Facility),
                   7.75%, 9/1/05, Prerefunded
                   at 102% of Par(3)                                  1,346,374
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          7

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,600,000  Glendale Electric Works Rev.,
                   5.875%, 2/1/21 (MBIA)                         $    1,763,392
--------------------------------------------------------------------------------
        2,630,000  Glendale Unified School
                   District GO, Series 1999 C,
                   6.00%, 9/1/22 (FSA)                                2,915,408
--------------------------------------------------------------------------------
        3,540,000  Hawaiian Gardens COP, Series
                   2000 A, 8.00%, 6/1/23                              3,781,357
--------------------------------------------------------------------------------
        2,000,000  Highland Special Tax Rev.,
                   (Community Facilities District
                   No. 01-1), 6.45%, 9/1/28                           2,057,860
--------------------------------------------------------------------------------
        5,000,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (AMBAC)                                     5,208,950
--------------------------------------------------------------------------------
        1,000,000  Laguna Salada Union School
                   District GO, Series 2000 C,
                   6.12%, 8/1/29 (FGIC)(1)                              230,910
--------------------------------------------------------------------------------
        2,500,000  Lake Elsinore School Financing
                   Auth. Rev., (Horsethief Canyon),
                   5.625%, 9/1/16                                     2,591,325
--------------------------------------------------------------------------------
        1,250,000  Lee Lake Water District
                   Community Facilities No. 1
                   Special Tax Rev., (Sycamore
                   Creek), 6.00%, 9/1/33                              1,210,350
--------------------------------------------------------------------------------
        2,000,000  Los Angeles Community
                   Facilities District Special Tax
                   Rev., (Cascades Business
                   Park), 6.40%, 9/1/22                               2,081,360
--------------------------------------------------------------------------------
        1,500,000  Manhattan Beach Unified
                   School District GO, Series
                   1999 C, 5.90%, 9/1/24 (FGIC)(1)                      462,075
--------------------------------------------------------------------------------
        7,225,000  Menlo Park Community
                   Development Agency
                   Multifamily Rev., (Las Pulgas),
                   5.55%, 6/1/30 (AMBAC)(4)                           7,572,305
--------------------------------------------------------------------------------
        2,480,000  Milpitas Improvement Bond
                   Act 1915 Special Assessment,
                   Series 1996 A, (Local
                   Improvement District 18),
                   6.75%, 9/2/16                                      2,630,561
--------------------------------------------------------------------------------
        5,000,000  Modesto High School District
                   GO, Series 2002 A, 5.92%,
                   8/1/25 (FGIC)(1)                                   1,453,750
--------------------------------------------------------------------------------
        4,000,000  Moreno Valley Unified School
                   District Special Tax Rev.,
                   (Community Facilities No.
                   2002-1), 6.20%, 9/1/32                             3,953,280
--------------------------------------------------------------------------------
        4,100,000  Murrieta Improvement Bond
                   Act 1915 Special Tax Rev.,
                   (Community Facilities District
                   No. 2000-1), 6.375%, 9/1/30                        4,225,296
--------------------------------------------------------------------------------
        1,800,000  Northridge Water District COP,
                   (1993 & 2001 Projects),
                   5.25%, 2/1/22 (AMBAC)                              1,842,354
--------------------------------------------------------------------------------
        2,000,000  Novato Community Facilities
                   District No. 1 Special Tax Rev.,
                   (Vintage Oaks), 7.20%, 8/1/15                      2,077,480
--------------------------------------------------------------------------------
        3,000,000  Oceanside Community
                   Facilities District Special Tax
                   Rev., Series 2002 A, (No.
                   2001-1 Morrow Hills), 6.20%,
                   9/1/32                                             3,002,640
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,000,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 1999 A, (No.
                   99-1  Ladera Ranch), 6.50%,
                   8/15/21                                         $  2,118,900
--------------------------------------------------------------------------------
        1,300,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 1999 A, (No.
                   99-1  Ladera Ranch), 6.70%,
                   8/15/29                                            1,387,802
--------------------------------------------------------------------------------
        4,590,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2000 A, (No. 1
                   Ladera Ranch), 6.25%,
                   8/15/30                                            4,682,764
--------------------------------------------------------------------------------
        2,400,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2002 A, (No.
                   01-1  Ladera Ranch), 6.00%,
                   8/15/32                                            2,398,296
--------------------------------------------------------------------------------
        7,000,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2003 A, (No.
                   02-1  Ladera Ranch), 5.55%,
                   8/15/33                                            6,656,300
--------------------------------------------------------------------------------
        3,000,000  Oxnard School District GO,
                   Series 2001 A, 5.75%, 8/1/30
                   (MBIA)                                             3,303,000
--------------------------------------------------------------------------------
        1,150,000  Pacifica COP, (Public Safety
                   Building), 5.80%, 11/1/20
                   (MBIA)                                             1,266,254
--------------------------------------------------------------------------------
        2,765,000  Palomar Pomerado Health
                   Care District COP, (Indian
                   Health Council Inc.), 6.25%,
                   10/1/29                                            2,769,313
--------------------------------------------------------------------------------
        1,000,000  Perris Union High School
                   District GO, Series 2000 A,
                   6.40%, 9/1/24 (FGIC)(1)                              308,680
--------------------------------------------------------------------------------
        1,000,000  Perris Union High School
                   District GO, Series 2000 A,
                   6.40%, 3/1/25 (FGIC)(1)                              298,280
--------------------------------------------------------------------------------
        2,900,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development Project), 6.20%,
                   8/1/25 (AMBAC)(1)                                    838,883
--------------------------------------------------------------------------------
        1,750,000  Placer County Water Agency
                   Rev., (Capital Improvement),
                   5.50%, 7/1/29 (AMBAC)                              1,815,643
--------------------------------------------------------------------------------
        2,640,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.20%, 8/1/16 (FGIC)(1)                            1,400,071
--------------------------------------------------------------------------------
        1,600,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.28%, 8/1/18 (FGIC)(1)                              742,144
--------------------------------------------------------------------------------
        2,925,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.35%, 8/1/21 (FGIC)(1)                            1,103,252
--------------------------------------------------------------------------------
        2,100,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.37%, 8/1/22 (FGIC)(1)                              740,544
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
    8

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,525,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.39%, 8/1/23 (FGIC)(1)                         $  1,165,083
--------------------------------------------------------------------------------
        1,000,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.40%, 8/1/24 (FGIC)(1)                              310,120
--------------------------------------------------------------------------------
        4,835,000  Pleasant Valley School
                   District-Ventura County GO,
                   Series 2002 A, 5.85%, 8/1/31
                   (MBIA)                                             5,477,475
--------------------------------------------------------------------------------
        5,000,000  Pomona Improvement Bond
                   Act 1915 Special Assessment,
                   (Rio Rancho Assessment
                   District), 7.50%, 9/2/21                           5,177,550
--------------------------------------------------------------------------------
        2,955,000  Poway Community Facilities
                   District Special Tax Rev.,
                   (No. 88-1, Parkway Business
                   Center), 6.75%, 8/1/15                             3,175,886
--------------------------------------------------------------------------------
        1,815,000  Redondo Beach Public
                   Financing Auth. Rev., (South
                   Bay Center Redevelopment),
                   7.125%, 7/1/08                                     1,929,236
--------------------------------------------------------------------------------
        1,000,000  Richmond Joint Powers
                   Financing Auth. Rev., Series
                   1995 A, 5.25%, 5/15/13                             1,038,800
--------------------------------------------------------------------------------
        1,700,000  Richmond Wastewater Rev.,
                   6.18%, 8/1/23 (FGIC)(1)                              556,903
--------------------------------------------------------------------------------
        2,905,000  Richmond Wastewater Rev.,
                   6.20%, 8/1/26 (FGIC)(1)                              792,339
--------------------------------------------------------------------------------
        2,365,000  Riverside County COP, 5.75%,
                   11/1/31 (MBIA)                                     2,523,360
--------------------------------------------------------------------------------
        2,040,000  Riverside County Improvement
                   Bond Act 1915 Special
                   Assessment, (Assessment
                   District No. 168 - Rivercrest),
                   6.70%, 9/2/26                                      2,138,328
--------------------------------------------------------------------------------
        4,765,000  Riverside Unified School
                   District GO, Series 2000 A,
                   (Community Facilities District
                   No. 7), 7.00%, 5/31/30                             5,108,223
--------------------------------------------------------------------------------
        4,315,000  Rohnert Park Finance Auth.
                   Rev., Series 2001 A, (Las
                   Casitas de Sonoma), 6.40%,
                   4/15/36                                            4,317,632
--------------------------------------------------------------------------------
          635,000  Sacramento County Special
                   Tax Rev., (Community
                   Facilities District No. 1),
                   5.60%, 9/1/07                                        679,799
--------------------------------------------------------------------------------
          645,000  Sacramento County Special
                   Tax Rev., (Community
                   Facilities District No. 1),
                   5.70%, 9/1/08                                        689,376
--------------------------------------------------------------------------------
        1,500,000  Sacramento County Special
                   Tax Rev., (Community
                   Facilities District No. 1),
                   6.30%, 9/1/21                                      1,539,630
--------------------------------------------------------------------------------
        3,970,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1997 K, 5.25%, 7/1/24
                   (AMBAC)                                            4,147,221
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,055,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2001 O, 5.25%, 8/15/17
                   (MBIA)                                          $  2,183,396
--------------------------------------------------------------------------------
        5,000,000  Sacramento Power Auth. Rev.,
                   (Cogeneration Projects),
                   6.00%, 7/1/22                                      5,176,350
--------------------------------------------------------------------------------
        4,000,000  Sacramento Special Tax Rev.,
                   (North Natomas Community
                   Facilities), 6.30%, 9/1/26                         4,061,280
--------------------------------------------------------------------------------
        2,575,000  San Bruno Park School
                   District GO, Series 2000 B,
                   5.94%, 8/1/24 (FGIC)(1)                              796,937
--------------------------------------------------------------------------------
        2,660,000  San Bruno Park School
                   District GO, Series 2000 B,
                   5.94%, 8/1/25 (FGIC)(1)                              773,395
--------------------------------------------------------------------------------
        3,970,000  San Diego County
                   Improvement Bond Act 1915
                   Special Assessment, 6.25%,
                   9/2/12                                             4,115,739
--------------------------------------------------------------------------------
        1,000,000  San Diego Special Tax Rev.,
                   Series 1995 B, (Community
                   Facilities District No. 1),
                   7.10%, 9/1/05, Prerefunded
                   at 102% of Par(3)                                  1,133,460
--------------------------------------------------------------------------------
        1,250,000  San Francisco City and County
                   Redevelopment Agency Lease
                   Rev., (George R. Moscone),
                   7.05%, 7/1/13(1)                                     780,838
--------------------------------------------------------------------------------
        1,580,000  San Juan Unified School
                   District GO, 5.94%, 8/1/24
                   (FGIC)(1)                                            488,994
--------------------------------------------------------------------------------
        1,595,000  San Juan Unified School
                   District GO, 5.94%, 8/1/25
                   (FGIC)(1)                                            463,746
--------------------------------------------------------------------------------
        3,005,000  Santa Barbara County Rev.,
                   5.50%, 9/1/22 (AMBAC)                              3,171,808
--------------------------------------------------------------------------------
        1,000,000  Saugus Union School District
                   GO, Series 2002 A, 5.00%,
                   8/1/19 (FGIC)                                      1,024,180
--------------------------------------------------------------------------------
        7,755,000  Shasta Lake Public Finance
                   Auth. Rev., (Electrical
                   Enterprise), 6.25%, 4/1/21                         7,866,206
--------------------------------------------------------------------------------
        2,160,000  Soledad Special Assessment,
                   (Diamond Ridge Assessment
                   District No. 02-01), 6.75%,
                   9/2/33                                             2,158,056
--------------------------------------------------------------------------------
          500,000  Southern California Public
                   Power Auth. Rev., (Pooled
                   Project), 6.75%, 7/1/10 (FSA)                        597,370
--------------------------------------------------------------------------------
        2,400,000  Southern California Public
                   Power Auth. Rev.,
                   (Transmission), 6.35%, 7/1/14
                   (MBIA)(1)                                          1,443,648
--------------------------------------------------------------------------------
        1,250,000  Southern California Public
                   Power Auth. Rev.,
                   (Transmission), 6.35%, 7/1/15
                   (MBIA)(1)                                            705,938
--------------------------------------------------------------------------------
        1,200,000  Southwestern Community
                   College District GO, 5.625%,
                   8/1/18 (AMBAC)                                     1,304,628
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          9

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,000,000  Stockton Community Facilities
                   District Special Tax Rev.,
                   (Brookside Estates No. 90-2),
                   6.20%, 8/1/15                                   $  1,041,800
--------------------------------------------------------------------------------
        4,195,000  Stockton Community Facilities
                   District Special Tax Rev.,
                   (Spanos Park West No.
                   2001-1), 6.375%, 9/1/32                            4,297,945
--------------------------------------------------------------------------------
        5,000,000  Sunnyvale Special Tax Rev.,
                   (Community Facilities District
                   No. 1), 7.75%, 8/1/32                              5,002,450
--------------------------------------------------------------------------------
        2,690,000  Tahoe-Truckee Unified School
                   District GO, Series 1999 A,
                   (Improvement District No. 2),
                   6.19%, 8/1/22 (FGIC)(1)                              947,714
--------------------------------------------------------------------------------
        2,220,000  Tahoe-Truckee Unified School
                   District GO, Series 1999 A,
                   (Improvement District No. 2),
                   6.19%, 8/1/23 (FGIC)(1)                              733,044
--------------------------------------------------------------------------------
        1,770,000  Tehama Community COP,
                   (Social Services Building),
                   7.00%, 10/3/05, Prerefunded
                   at 102% of Par(3)                                  2,010,685
--------------------------------------------------------------------------------
        2,000,000  Tustin Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 97-1),
                   6.375%, 9/1/08                                     2,379,860
--------------------------------------------------------------------------------
        1,500,000  University of California Rev.,
                   Series 2003 A, 5.00%,
                   5/15/23 (AMBAC)(5)                                 1,502,745
--------------------------------------------------------------------------------
        4,000,000  Vallejo Hiddenbrooke
                   Improvement District No. 1
                   Rev., 6.50%, 9/1/31                                4,092,200
--------------------------------------------------------------------------------
        2,000,000  West Contra Costa Unified
                   School District COP, 7.125%,
                   1/1/24                                             2,067,220
--------------------------------------------------------------------------------
        3,235,000  West Sacramento Special Tax
                   Rev., (Community Facilities
                   District No. 10), 6.75%,
                   9/1/26                                             3,412,828
--------------------------------------------------------------------------------
        1,000,000  West Sacramento Special Tax
                   Rev., (Community Facilities
                   District No. 10), 6.20%, 9/1/29                    1,014,660
--------------------------------------------------------------------------------
        2,895,000  Yuba City Unified School
                   District GO, 6.05%, 9/1/24
                   (FGIC)(1)                                            891,805
--------------------------------------------------------------------------------
        1,500,000  Yuba City Unified School
                   District GO, 6.05%, 3/1/25
                   (FGIC)(1)                                            446,490
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $322,296,920)                                                 332,959,870
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 0.6%

CALIFORNIA -- 0.6%
--------------------------------------------------------------------------------
      $ 2,050,000  Orange County Sanitation
                   Districts COP, Series 2000 B,
                   VRDN, 0.75%, 9/2/03 (SBBPA:
                   Dexia Public Finance Bank SA)                   $  2,050,000
(Cost $2,050,000)
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $324,346,920)                                                $335,009,870
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance Inc.

GO = General Obligation

MBIA = MBIA Insurance Corp.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective August 31, 2003.

(1)  Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at August 31, 2003, was
     $17,774,852, which represented 5.3% of net assets.

(3)  Escrowed to maturity in U.S. government securities or state and local government securities.

(4)  Security, or a portion thereof, has been segregated for a when-issued security.

(5)  When-issued security.

See Notes to Financial Statements.

-----
   10

Statement of Assets and Liabilities

AUGUST 31, 2003
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $324,346,920)             $335,009,870
--------------------------------------------------------------
Receivable for capital shares sold                                      182,779
--------------------------------------------------------------
Interest receivable                                                   6,566,854
--------------------------------------------------------------------------------
                                                                    341,759,503
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                        1,397,695
--------------------------------------------------------------
Payable for investments purchased                                     1,496,160
--------------------------------------------------------------
Accrued management fees                                                 152,861
--------------------------------------------------------------
Distribution fees payable                                                 1,286
--------------------------------------------------------------
Service fees payable                                                        860
--------------------------------------------------------------
Dividends payable                                                       359,238
--------------------------------------------------------------------------------
                                                                      3,408,100
--------------------------------------------------------------------------------
NET ASSETS                                                         $338,351,403
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                    $331,930,604
--------------------------------------------------------------
Undistributed net investment income                                       4,239
--------------------------------------------------------------
Accumulated net realized loss on investment transactions             (4,246,390)
--------------------------------------------------------------
Net unrealized appreciation on investments                           10,662,950
--------------------------------------------------------------------------------
                                                                   $338,351,403
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                         $334,031,871
--------------------------------------------------------------
Shares outstanding                                                   34,605,439
--------------------------------------------------------------
Net asset value per share                                                 $9.65
--------------------------------------------------------------------------------

A CLASS
--------------------------------------------------------------------------------
Net assets                                                           $1,286,404
--------------------------------------------------------------
Shares outstanding                                                      133,271
--------------------------------------------------------------
Net asset value per share                                                 $9.65
--------------------------------------------------------------
Maximum offering price (net asset value divided by 0.955)                $10.10
--------------------------------------------------------------------------------

B CLASS
--------------------------------------------------------------------------------
Net assets                                                             $352,085
--------------------------------------------------------------
Shares outstanding                                                       36,476
--------------------------------------------------------------
Net asset value per share                                                 $9.65
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
Net assets                                                           $2,681,043
--------------------------------------------------------------
Shares outstanding                                                      277,756
--------------------------------------------------------------
Net asset value per share                                                 $9.65
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                                          -----
                                                                          11

Statement of Operations

YEAR ENDED AUGUST 31, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------
Interest                                                            $20,999,652
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------
Management fees                                                       1,926,233
--------------------------------------------------------------
Distribution fees:
--------------------------------------------------------------
  B Class                                                                   597
--------------------------------------------------------------
  C Class                                                                 3,625
--------------------------------------------------------------
Service fees:
--------------------------------------------------------------
  B Class                                                                   199
--------------------------------------------------------------
  C Class                                                                 1,813
--------------------------------------------------------------
Service and distribution fees -- A Class                                    827
--------------------------------------------------------------
Trustees' fees and expenses                                              16,681
--------------------------------------------------------------
Other expenses                                                            3,186
--------------------------------------------------------------------------------
                                                                      1,953,161
--------------------------------------------------------------------------------
Amount waived                                                                (5)
--------------------------------------------------------------------------------
                                                                      1,953,156
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                19,046,496
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                          2,432,147
---------------------------------------------------------------
Change in net unrealized appreciation on investments                 (8,884,940)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                     (6,452,793)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $12,593,703
================================================================================

See Notes to Financial Statements.

-----
   12

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2003 AND AUGUST 31, 2002
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      2003            2002
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                               $19,046,496     $18,080,695
----------------------------------------------
Net realized gain                                     2,432,147       1,439,977
----------------------------------------------
Change in net unrealized appreciation                (8,884,940)      1,034,733
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                            12,593,703      20,555,405
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
----------------------------------------------
  Investor Class                                    (19,035,177)    (18,160,179)
----------------------------------------------
  A Class                                               (16,544)            --
----------------------------------------------
  B Class                                                (3,397)            --
----------------------------------------------
  C Class                                               (32,656)            --
--------------------------------------------------------------------------------
Decrease in net assets from distributions           (19,087,774)    (18,160,179)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                     (28,215,080)     34,264,933
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS               (34,709,151)     36,660,159

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 373,060,554     336,400,395
--------------------------------------------------------------------------------
End of period                                      $338,351,403    $373,060,554
================================================================================

Undistributed net investment income                      $4,239         $41,278
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          13

Notes to Financial Statements

AUGUST 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California High-Yield Municipal Fund
(the fund) is one fund in a series issued by the trust. The fund is non-diversified under the 1940 Act. The fund's investment objective is to seek high current income that is exempt from federal and California income taxes. The fund does this by investing a portion of its assets in lower-rated and unrated municipal securities. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of
California than a fund with a broader geographical diversification. The following is a summary  of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the A
Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements.
All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the A Class, B Class and C
Class commenced on January 31, 2003, at which time the Investor Class was no longer available to new investors.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and  paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

-----
   14

Notes to Financial Statements

AUGUST 31, 2003

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.1925% to 0.3100% and the rates for the
Complex Fee range from 0.2900% to 0.3100%. For the year ended August 31, 2003, the effective annual management fee for the Investor, A, B and C Classes was
0.53%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan  for each of the A
Class, B Class and C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the B Class and C Class will pay American
Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                            B              C
--------------------------------------------------------------------------------
Distribution Fee                                          0.75%          0.50%
--------------------------------------------------------------------------------
Service Fee                                               0.25%          0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed daily and paid monthly  in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries. All or a portion of the fees may have been voluntarily waived during the year ended August 31,
2003. For the period ended August 31, 2003, the A Class, B Class, and C Class waived $1, $2, and $2, respectively, of distribution and service fees. Fees incurred under the plans during the year ended August 31, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

The fund has a bank line of credit agreement with J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended August 31, 2003, were $107,333,451 and $132,683,557, respectively.

                                                                     (continued)

                                                                          -----
                                                                          15

Notes to Financial Statements

AUGUST 31, 2003

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):
--------------------------------------------------------------------------------
                                                    SHARES           AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 2003

Sold                                               7,026,194       $69,272,601
---------------------------------------------
Issued in reinvestment of distributions            1,437,328        14,172,893
---------------------------------------------
Redeemed                                         (11,772,299)     (116,092,877)
--------------------------------------------------------------------------------
Net decrease                                      (3,308,777)     $(32,647,383)
================================================================================
YEAR ENDED AUGUST 31, 2002

Sold                                              10,731,130      $103,553,313
---------------------------------------------
Issued in reinvestment of distributions            1,378,268        13,310,165
---------------------------------------------
Redeemed                                          (8,552,702)      (82,598,545)
--------------------------------------------------------------------------------
Net increase                                       3,556,696       $34,264,933
================================================================================

A CLASS
--------------------------------------------------------------------------------
PERIOD ENDED AUGUST 31, 2003(1)

Sold                                                 133,401        $1,318,703
---------------------------------------------
Issued in reinvestment of distributions                1,608            15,777
---------------------------------------------
Redeemed                                              (1,738)          (17,032)
--------------------------------------------------------------------------------
Net increase                                         133,271        $1,317,448
================================================================================

B CLASS
--------------------------------------------------------------------------------
PERIOD ENDED AUGUST 31, 2003(1)

Sold                                                  36,897          $366,089
---------------------------------------------
Issued in reinvestment of distributions                  203             1,990
---------------------------------------------
Redeemed                                                (624)           (6,028)
--------------------------------------------------------------------------------
Net increase                                          36,476          $362,051
================================================================================

C CLASS
--------------------------------------------------------------------------------
PERIOD ENDED AUGUST 31, 2003(1)

Sold                                                 436,711        $4,343,178
---------------------------------------------
Issued in reinvestment of distributions                1,971            19,390
---------------------------------------------
Redeemed                                            (160,926)       (1,609,764)
--------------------------------------------------------------------------------
Net increase                                         277,756        $2,752,804
================================================================================

(1)  January 31, 2003 (commencement of sale) through August 31, 2003.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620,000,000 unsecured bank line of credit agreement with JPM, which was renewed from
$650,000,000 effective December 17, 2002. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended August 31, 2003.

                                                                     (continued)

-----
   16

Notes to Financial Statements

AUGUST 31, 2003

6. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years August 31, 2003 and
August 31, 2002 were  as follows:

--------------------------------------------------------------------------------
                                                    2003             2002
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                                  $19,087,774      $18,160,179
--------------------------------------------------------------------------------
Long-term capital gains                              --               --
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of August 31, 2003, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                                 $324,346,920
================================================================================
Gross tax appreciation of investments                            $12,074,099
-----------------------------------------------------------
Gross tax depreciation of investments                             (1,411,149)
--------------------------------------------------------------------------------
Net tax appreciation of investments                              $10,662,950
================================================================================
Undistributed ordinary income                                         $4,239
-----------------------------------------------------------
Accumulated long-term gains                                              --
-----------------------------------------------------------
Accumulated capital losses                                       $(4,246,390)
-----------------------------------------------------------
Capital loss deferral                                                    --
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2008 through 2009.

The capital loss deferrals represent net capital losses incurred in the ten-month period ended August 31, 2003. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

7. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $19,046,430 of exempt interest dividends for the fiscal year ended August 31, 2003.

                                                                          -----
                                                                          17

California High-Yield Municipal - Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31
--------------------------------------------------------------------------------------------------------------
                                                                    INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
                                            2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $9.84          $9.79          $9.44          $9.36          $9.93
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income                      0.52           0.52           0.52           0.52           0.49
-------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                               (0.19)          0.05           0.35           0.08          (0.46)
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations           0.33           0.57           0.87           0.60           0.03
--------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income                (0.52)         (0.52)         (0.52)         (0.52)         (0.49)
-------------------------------------
  From Net Realized Gains                     --             --             --             --           (0.11)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                       (0.52)         (0.52)         (0.52)         (0.52)         (0.60)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $9.65          $9.84          $9.79          $9.44          $9.36
==============================================================================================================
  TOTAL RETURN(1)                            3.35%          6.07%          9.50%          6.70%          0.26%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        0.54%          0.54%          0.54%          0.54%          0.54%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                        5.24%          5.37%          5.45%          5.64%          5.08%
-------------------------------------
Portfolio Turnover Rate                        30%            32%            47%            52%            59%
-------------------------------------
Net Assets, End of Period
(in thousands)                           $334,032       $373,061       $336,400       $318,197       $341,968
--------------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

-----
   18

California High-Yield Municipal - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                   A CLASS
--------------------------------------------------------------------------------
                                                                   2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------
  Net Investment Income                                              0.29
----------------------------------------------------------
  Net Realized and Unrealized Loss                                  (0.14)
--------------------------------------------------------------------------------
  Total From Investment Operations                                   0.15
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------------
  From Net Investment Income                                        (0.29)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $9.65
================================================================================
  TOTAL RETURN(2)                                                    1.48%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                    0.78%(3)
----------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                 5.04%(3)
----------------------------------------------------------
Portfolio Turnover Rate                                                30%(4)
----------------------------------------------------------
Net Assets, End of Period (in thousands)                           $1,286
--------------------------------------------------------------------------------

(1)  January 31, 2003 (commencement of sale) through August 31, 2003.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
     The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places.  If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

(4)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

                                                                          -----
                                                                          19

California High-Yield Municipal - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                   B CLASS
--------------------------------------------------------------------------------
                                                                   2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------
  Net Investment Income                                              0.25
----------------------------------------------------------
  Net Realized and Unrealized Loss                                  (0.14)
--------------------------------------------------------------------------------
  Total From Investment Operations                                   0.11
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------------
  From Net Investment Income                                        (0.25)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $9.65
================================================================================
  TOTAL RETURN(2)                                                    1.05%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                    1.53%(3)
----------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                 4.43%(3)
----------------------------------------------------------
Portfolio Turnover Rate                                                30%(4)
----------------------------------------------------------
Net Assets, End of Period (in thousands)                             $352
--------------------------------------------------------------------------------

(1)  January 31, 2003 (commencement of sale) through August 31, 2003.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
     The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places.  If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

(4)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

-----
   20

California High-Yield Municipal - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                   C CLASS
--------------------------------------------------------------------------------
                                                                   2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------
  Net Investment Income                                              0.26
----------------------------------------------------------
  Net Realized and Unrealized Loss                                  (0.14)
--------------------------------------------------------------------------------
  Total From Investment Operations                                   0.12
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------------
  From Net Investment Income                                        (0.26)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $9.65
================================================================================
  TOTAL RETURN(2)                                                    1.22%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                    1.28%(3)
----------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                 4.59%(3)
----------------------------------------------------------
Portfolio Turnover Rate                                                30%(4)
----------------------------------------------------------
Net Assets, End of Period (in thousands)                           $2,681
--------------------------------------------------------------------------------

(1)  January 31, 2003 (commencement of sale) through August 31, 2003.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
     The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places.  If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

(4)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

                                                                          -----
                                                                          21

Report of Independent Auditors

To the Trustees of the American Century California Tax-Free and Municipal Funds
and Shareholders of the California High-Yield Municipal Fund.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the California High-Yield Municipal
Fund (one of the five funds in the American Century California Tax-Free and
Municipal Funds, hereafter referred to as the "Fund") at August 31, 2003, the results of its operations for the year then ended, the changes in net assets and its financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
October 8, 2003

-----
   22

Management

The individuals listed below serve as trustees or officers of the fund. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent trustees is 75.
Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than two-thirds of the total number) are independent;
that is, they are not employees or  officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.

All persons named as officers of the fund also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------
ALBERT EISENSTAT (73)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------
RONALD J. GILSON (56)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy  (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL (45)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------
MYRON S. SCHOLES (62)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 22

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management  (1999 to present); Principal, Long-Term Capital Management
(investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance,
Stanford Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------

                                                                     (continued)

                                                                          -----
                                                                          23

Management

INDEPENDENT TRUSTEES (CONTINUED)

--------------------------------------------------------------------------------
KENNETH E. SCOTT (74)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 31

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN (56)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): Less than 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc.  (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS (58)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 18

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE

--------------------------------------------------------------------------------
WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC, and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                     (continued)

-----
   24

Management

OFFICERS

--------------------------------------------------------------------------------
WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice  President

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
C. JEAN WADE (39)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
JON ZINDEL (36)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's trustees and is available without charge upon request by calling 1-800-345-2021.

                                                                          -----
                                                                          25

Share Class Information

Four classes of shares are authorized for sale by the fund: Investor Class,  A
Class, B Class, and C Class. The total expense ratios of A, B, and C Class shares are higher than those of Investor Class shares. ON JANUARY 31, 2003,
INVESTOR CLASS SHARES BECAME UNAVAILABLE TO NEW INVESTORS.

INVESTOR CLASS shares are available for purchase BY EXISTING SHAREHOLDERS in two ways: 1) directly from American Century without any commissions or other fees;
or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds and 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of 1.00% for stock funds and 0.75% for bond funds.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

-----
   26

Index Definition and Proxy Voting Guidelines

INDEX DEFINITION

The following index is used to  illustrate investment market, sector,  or style performance or to serve as a fund performance comparison. It is  not an investment product available  for purchase.

The Lehman Brothers Municipal Bond Index is a market-value-weighted index designed for the long-term tax-exempt bond market. The LEHMAN BROTHERS LONG-TERM
MUNICIPAL BOND INDEX is composed of those securities included in the Lehman
Brothers Municipal Bond Index that have maturities greater than 22 years.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling  1-800-345-2021. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

                                                                          -----
                                                                          27

Notes

-----
   28

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CALIFORNIA TAX-FREE AND
MUNICIPAL FUNDS

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0310                                  American Century Investment Services, Inc.
SH-ANN-36003N                      (c)2003 American Century Services Corporation

ITEM 2. CODE OF ETHICS.

(a)    The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b)    No response required.

(c)    None.

(d)    None.

(e)    Not applicable.

(f)    A copy of the registrant's Code of Ethics for Senior Financial Officers is filed as an exhibit to this annual report on Form N-CSR pursuant to Item
       10(a).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee finanical expert serving on its audit committee.

(a)(2) Albert Eisenstat is the registrant's designated audit committee finanical expert. He is "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b)    No response required.

(c)    No response required.

(d)    No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

       Not applicable prior to annual filings for fiscal years ending after
       December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

       Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

       Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)    The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
       1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)    Registrant's Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, is filed and attached hereto as EX-99.CODE ETH.

(b)    Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley
       Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.302CERT.

(c)    A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley
       Act of 2002, Rule 30a-2(b) under the Investment Company Act of 1940, Rule
       15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of
       Chapter 63 of Title 18 of the United States Code, is furnished and attached hereto as Exhibit 99.906CERT.

                                  SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century California Tax-Free and Municipal Funds

By: /s/ William M. Lyons
    -----------------------------------------------------------
    Name:    William M. Lyons
    Title:   President

Date:  October 29, 2003

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William M. Lyons
    -----------------------------------------------------------
    Name:    William M. Lyons
    Title:   President (principal executive officer)

Date:  October 29, 2003

By: /s/ Maryanne L. Roepke
    -----------------------------------------------------------
    Name:    Maryanne L. Roepke
    Title:   Sr. Vice President, Treasurer and
             Chief Accounting Officer (principal financial officer)

Date: October 29, 2003